As filed with the Securities and Exchange Commission on March 16, 2001

Securities Act File No. 333-72239

Investment Company Act File No. 811-08797

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 2

and/ or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25
(Check appropriate box or boxes)

MERCURY GLOBAL BALANCED FUND

OF MERCURY FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (888) 763-2260

JEFFREY M. PEEK

P.O. Box 9011
Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

     Copies to:

Counsel for the Fund: Joel H. Goldberg, Esq. Swidler Berlin Shereff Friedman, LLP The Chrysler Building, 405 Lexington Avenue New York, New York 10174	and	Robert E. Putney, III, Esq. P.O. Box 9011 Princeton, New Jersey 08543-9011

     It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
on (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Mercury Master Trust has also executed this Registration Statement.

PROSPECTUS • MARCH 16, 2001

Mercury Global Balanced Fund
OF MERCURY FUNDS, INC.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

MERCURYFUNDS

Fund Facts
ABOUT THE MERCURY GLOBAL BALANCED FUND
RISK/RETURN BAR CHART
FEES AND EXPENSES
About the Details
HOW THE FUND INVESTS
INVESTMENT RISKS
Account Choices
PRICING OF SHARES
HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
Account Choices
FEE-BASED PROGRAMS
The Management Team
MANAGEMENT OF THE FUND
MASTER/FEEDER STRUCTURE
FINANCIAL HIGHLIGHTS
INVESTMENT OBJECTIVE AND POLICIES
MANAGEMENT OF THE FUND
PURCHASE OF SHARES
REDEMPTION OF SHARES
PORTFOLIO TRANSACTIONS AND BROKERAGE
PRICING OF SHARES
SHAREHOLDER SERVICES
DIVIDENDS AND TAXES
PERFORMANCE DATA
GENERAL INFORMATION
FINANCIAL STATEMENTS
APPENDIX A
EX-10(a) CONSENT OF DELOITTE & TOUCHE LLP
EX-10(b) CONSENT OF SWIDLER BERLIN SHEREFF, ET. AL

PAGE

FUND FACTS

About the Mercury Global Balanced Fund	2

Risk/Return Bar Chart	5

Fees and Expenses	6

ABOUT THE DETAILS

How the Fund Invests	8

Investment Risks	10

ACCOUNT CHOICES

Pricing of Shares	19

How to Buy, Sell, Transfer and Exchange Shares	25

Fee-Based Programs	30

THE MANAGEMENT TEAM

Management of the Fund	33

Master/Feeder Structure	35

Financial Highlights	36

TO LEARN MORE

Shareholder Reports	Back Cover

Statement of Additional Information	Back Cover
MERCURY GLOBAL BALANCED FUND

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Bonds  — debt obligations issued by governments, corporations and other issuers.

Common Stock  — shares of ownership of a corporation.

Preferred Stock  — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Convertible Securities  — securities, such as corporate bonds or preferred stocks, that are exchangeable for shares of common stocks of the issuer or another company.

MSCI World Index  — the Morgan Stanley Capital International World Index is an unmanaged index of stock prices of developed markets located in countries throughout the world.

Fund Facts
ABOUT THE MERCURY GLOBAL BALANCED FUND

What is the Fund’s investment objective?

The investment objective of the Fund is to seek a combination of long-term capital growth and current income. The Fund’s portfolio is managed in two segments, an equity segment and a bond segment.

What are the Fund’s main investment strategies?

The Fund invests in a mix of stocks and high quality bonds of issuers located in the U.S. and other developed countries. The Fund’s neutral position consists of approximately 60% of its portfolio in stocks and 40% in bonds, although the Fund may vary each of these percentages up to 15% in either direction based on its view of current economic and market conditions.

We cannot guarantee that the Fund will achieve its objective.

Equity Portion

For the equity portion of its portfolio, the Fund invests primarily in stocks of companies located in the U.S. and other developed countries that Fund management believes are undervalued or have good prospects for earnings growth. A company’s stock is considered to be undervalued when its price is less than what Fund management believes it is worth. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund’s evaluation of the prospects for a company’s industry or market sector is an important factor in evaluating a particular company’s earnings prospects. The Fund also allocates investments to particular countries when Fund management believes, based on an evaluation of economic, political and social factors, that the country’s economy presents good prospects for overall economic growth. The Fund may purchase common stock, preferred stock and convertible securities and other instruments. The Fund may invest in securities issued by companies of all sizes, but will focus mainly on medium and large companies. The Fund will only invest in companies located in countries that are included in the MSCI World Index.

Bond Portion

For the bond portion of its portfolio, the Fund invests primarily in bonds issued by the U.S. government and governments (including foreign states, provinces and municipalities) of other developed countries.

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MERCURY GLOBAL BALANCED FUND

Asset-Backed Securities  — debt securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Stripped Securities  — securities that take two pieces of a debt security (principal and interest) and break them apart. The resulting two securities may be sold separately and may perform differently.

Salomon Smith Barney World Government Bond Index (Hedged)  — an unmanaged index of government bond prices of developed markets located in countries throughout the world, hedged into dollars.

Fund Facts

The Fund may also invest in bonds issued or guaranteed by agencies of the U.S. or foreign governments and supranational organizations such as the World Bank. The Fund may also invest in bonds, including convertible bonds, issued by corporations located in the U.S. or other developed countries, asset-backed securities, including mortgage-backed securities and stripped securities. The Fund limits its investments in bonds to those rated at least A by Moody’s Investors Services, Inc., Standard & Poor’s, or Fitch IBCA, Inc. or if unrated, considered by Fund management to be of comparable quality. Of these, at least 80% will be rated AA/ Aa or higher, or if unrated, considered by Fund management to be of comparable quality. The Fund will only invest in securities of governmental or private issuers located in countries included in the Salomon Smith Barney World Government Bond Index. The bond portion of the Fund’s portfolio that is not denominated in U.S. dollars normally will be hedged into U.S. dollars in an effort to reduce the effect of currency fluctuations on the bond portion’s performance. In selecting bonds, Fund management considers, among other things, the yield a bond provides and whether the issuer of the bond has the ability to pay the interest and repay the principal. The Fund’s bond investments can have any maturity, and there are no limits on the average maturity of the bond portion of the Fund’s portfolio.

The Fund invests all of its assets in Mercury Master Global Balanced Portfolio (the “Portfolio”) of Mercury Master Trust that has the same goals as the Fund. All investments will be made at the level of the Portfolio. This structure is sometimes called a “master/ feeder” structure. The Fund’s investment results will correspond directly to the investment results of the underlying Portfolio in which it invests. For simplicity, this Prospectus uses the term “Fund” to include the underlying Portfolio in which the Fund invests.

What are the main risks of investing in the Fund?

As with any mutual fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may go up or down. These changes in the equity portion of the Fund’s investments may occur because a particular stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. If the value of the Fund’s investments goes down, you may lose money.

The bond portion of the Fund’s portfolio is subject to interest rate, credit, prepayment, extension and currency risk. Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. Credit

MERCURY GLOBAL BALANCED FUND
3

Fund Facts

risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Prepayment and extension risk relate to asset-backed securities. Prepayment risk is the risk that in periods of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. This can reduce the yield to maturity on the security, and the Fund may receive a lower interest rate when it reinvests the proceeds. Extension risk is the risk that in periods of rising interest rates, borrowers may pay what they owe on the underlying assets more slowly than anticipated. As a result, the average maturity of the Fund’s portfolio will increase, thus increasing the Fund’s exposure to interest rate risk. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. Although Fund management will normally seek to reduce the effects of currency fluctuations on the bond portion of the Fund’s portfolio by using hedging techniques, the Fund is not required to hedge and may choose not to do so. At times, hedging instruments may not be available or cost effective. When the Fund does hedge, its techniques may not be successful.

The Fund invests a significant portion of its assets in non-U.S. securities. Non-U.S. investing involves special risks — including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Non-U.S. securities may also be less liquid and harder to value than U.S. securities.

Who should invest?

The Fund may be an appropriate investment for you if you:

•	Are looking for both long-term growth and current income, and are willing to accept less of each in seeking a balance between the two

•	Want to diversify your holdings geographically through equity and debt investments in the U.S. and in countries outside the U.S.

•	Can tolerate the increased price volatility and currency fluctuations associated with investments in non-U.S. securities

•	Want a professionally managed and diversified portfolio

•	Are prepared to receive taxable short-term capital gains and ordinary income

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MERCURY GLOBAL BALANCED FUND

Fund Facts

RISK/ RETURN BAR CHART

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for Class B shares for the period shown. Sales charges are not reflected in the bar chart. If these amounts were reflected, the return would be less than that shown. The table compares the average annual total returns for each class of the Fund’s shares for the periods shown with those of the Morgan Stanley Capital International World Index and the Salomon Smith Barney World Government Bond Index (Hedged). How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

For the period shown in the bar chart, the highest return for a quarter was 0.36% (quarter ended March 31, 2000) and the lowest return for a quarter was -3.92% (quarter ended June 30, 2000).

		Past	Since
		One Year	Inception
Average Annual Total Returns (as of the calendar year ended December 31, 2000)

Mercury Global Balanced Fund*	A	-14.4%	-1.5%†
Morgan Stanley Capital International World Index**		-13.18%	0.46%††
Salomon Smith Barney World Government Bond Index (Hedged)***		10.67%	5.96%††
Composite Index#		-4.06%	2.90%††

Mercury Global Balanced Fund*	B	-13.79%	-1.34%†
Morgan Stanley Capital International World Index**		-13.18%	0.46%††
Salomon Smith Barney World Government Bond Index (Hedged)***		10.67%	5.96%††
Composite Index#		-4.06%	2.90%††

Mercury Global Balanced Fund*	C	-11.25%	0.96%†
Morgan Stanley Capital International World Index**		-13.18%	0.46%††
Salomon Smith Barney World Government Bond Index (Hedged)***		10.67%	5.96%††
Composite Index#		-4.06%	2.90%††

Mercury Global Balanced Fund*	I	-14.09%	-1.20%†
Morgan Stanley Capital International World Index**		-13.18%	0.46%††
Salomon Smith Barney World Government Bond Index (Hedged)***		10.67%	5.96%††
Composite Index#		-4.06%	2.90%††

*	Includes sales charges.

**	The Morgan Stanley Capital International World Index is an unmanaged index of stock prices of developed markets located in countries throughout the world. Past performance is not predictive of future performance.

***	The Salomon Smith Barney World Government Bond Index (Hedged) is an unmanaged index of government bond prices of developed markets located in countries throughout the world, hedged into dollars. Past performance is not predictive of future performance.

†	Inception date is April 30, 1999.

††	Performance since April 30, 1999.

#	Composite Index consists of 60% Morgan Stanley Capital International World Index and 40% Salomon Smith Barney World Government Bond Index (Hedged).

MERCURY GLOBAL BALANCED FUND
5

UNDERSTANDING EXPENSES

Fund investors pay various expenses, either directly or indirectly. Listed below are some of the main types of expenses, which the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees  — these include sales charges which you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses  — expenses that cover the costs of operating the Fund.

Management Fee  — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees  — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial consultants, securities dealers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees  — fees used to compensate securities dealers and other financial intermediaries for services to beneficial shareholders and/or account maintenance activities.

Fund Facts

FEES AND EXPENSES

The Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees
(fees paid directly from your investment)(a):	Class I		Class A		Class B(b)		Class C

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.25%(c)		5.25%(c)		None		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	(d)	None	(d)	4.00%	(c)	1.00%	(c)

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None		None		None		None

Redemption Fee	None		None		None		None

Exchange Fee	None		None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund total assets)(e):

Management Fee(f)	0.60%		0.60%		0.60%		0.60%

Distribution (12b-1) and/or Service Fees(g)	None		0.25%		1.00%		1.00%

Other Expenses (including transfer agency fees)(h)	0.21%		0.21%		0.22%		0.22%

Administrative Fees(i)	0.20%		0.20%		0.20%		0.20%

Total Other Expenses	0.41%		0.41%		0.42%		0.42%

Total Annual Fund Operating Expenses	1.01%		1.26%		2.02%		2.02%

(a)	In addition, certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares. See “How to Buy, Sell, Transfer and Exchange Shares.”

(b)	Class B shares automatically convert to Class A shares about eight years after you buy them and thereafter will no longer be subject to distribution fees.

(c)	Some investors may qualify for reductions in the sales charge (load).
(d)	You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e)	The fees and expenses include the expenses of both the Fund and the Portfolio in which it invests.

(f)	Paid by the Portfolio. For the fiscal year ended November 30, 2000, the fee payable to the Investment Adviser from the Fund was equal to 0.60% of the Portfolio’s average daily net assets. The Investment Adviser pays the Sub-Adviser out of this fee.

(g)	The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund materials. If you hold Class B or C shares for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes. Class B and C shares pay a Distribution Fee of 0.75% and a Service (Account Maintenance) Fee of 0.25%. Class A shares pay only a Service (Account Maintenance) Fee of 0.25%.

(h)	The Transfer Agent is an affiliate of the Investment Adviser. The Fund pays the Transfer Agent a fee for each shareholder account and reimburses it for out-of-pocket expenses. The fee ranges from $11.00 to $23.00 per account (depending on the level of services required), but is set at 0.10% for certain accounts that participate in certain fee-based programs. For the fiscal year ended November 30, 2000, the Fund paid the Transfer Agent fees totaling $328,750. The Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the calendar year. The fee begins the month following the month the account is closed and ends at the end of the calendar year. The Fund and Portfolio have entered into an agreement with State Street Bank and Trust Company (“State Street”) pursuant to which State Street provides accounting services to the Fund and Portfolio. The Fund and Portfolio will pay the cost of these services. In addition, the Fund and Portfolio will reimburse the Investment Adviser and the Administrator, respectively, for the cost of certain additional accounting services. For the fiscal year ended November 30, 2000, the Portfolio reimbursed the Investment Adviser $191,467 for these services.

(i)	Paid by the Fund.

6
MERCURY GLOBAL BALANCED FUND

Fund Facts

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses if you did redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$623	$647	$605		$305

Three Years	$830	$904	$934		$634

Five Years	$1,054	$1,180	$1,288		$1,088

Ten Years	$1,696	$1,968	$2,155	*	$2,348

Expenses if you did not redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$623	$647	$205		$205

Three Years	$830	$904	$634		$634

Five Years	$1,054	$1,180	$1,088		$1,088

Ten Years	$1,696	$1,968	$2,155	*	$2,348

*	Assumes conversion to Class A shares approximately eight years after purchase. See note (b) to the Fees and Expenses table above.

MERCURY GLOBAL BALANCED FUND
7

About the Portfolio Management Team — The equity portion of the Fund’s portfolio is managed by Mercury Advisors’ Global Equity Team, all of whose members participate in the team’s research process and stock selection. The investment professionals in this group include Manraj Sekhon, Claus Anthon, Peter Kaye, Charles Prideaux and Chris Turner. Manraj Sekhon is primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. With guidance from Mercury Advisors’ Central Strategy Group, Chris Turner is responsible for determining the allocation of the Fund’s assets between equity securities and bonds.

The bond portion of the Fund’s portfolio is managed by Mercury Advisors’ Global Fixed-Income Team, all of whose members participate in the team’s research process and bond selection. The investment professionals in this group include Rupert Watson, Peter Geikie- Cobb, Roderick Paris and Stephen Yardley. Rupert Watson is primarily responsible for the day-to-day management of the bond portion of the Fund’s portfolio.

About the Details
HOW THE FUND INVESTS

The Fund’s main objective is a combination of long-term capital growth and current income. The Fund invests in a mix of stocks and high quality bonds of issuers located in the U.S. and other developed countries. The Fund’s neutral position consists of approximately 60% of its portfolio in stocks and 40% in bonds, although the Fund may vary each of these percentages up to 15% in either direction based on its view of current economic and market conditions.

In selecting equity securities, the Fund emphasizes those securities that Fund management believes are undervalued or have good prospects for earnings growth. Equity securities consist of:

•	Common Stock

•	Preferred Stock

•	Securities Convertible into Common Stock

•	Derivative securities such as options (including warrants) and futures, the value of which is based on a common stock or group of common stocks

A company’s stock is considered to be undervalued when the stock’s current price is less than what Fund management believes a share of the company is worth. Fund management feels a company’s worth can be assessed by several factors, such as:

•	financial resources

•	value of assets

•	sales and earnings growth

•	product development

•	quality of management

•	overall business prospects

A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund’s evaluation of the prospects for a company’s industry or market sector is an important factor in evaluating a particular company’s earnings prospects. The Fund also allocates investments to developed countries that Fund management believes, based on an evaluation of economic, political and social factors, present good prospects for overall economic growth. Current

8
MERCURY GLOBAL BALANCED FUND

About the Details

About the Investment Adviser — Mercury Advisors is the Investment Adviser.

income from dividends and interest will not be an important consideration in selecting equity securities. The Fund may invest in companies of any size, but tends to focus on medium and large companies.

In selecting bonds, Fund management considers, among other things, the yield a bond provides and whether the issuer of the bond has the ability to pay the interest and repay the principal. Fund management will evaluate the financial strengths and the creditworthiness of bond issuers in determining the potential risks and benefits of an investment. The Fund will choose bonds of various types, maturities and issuers based on its assessment of general market and economic conditions. The Fund limits its investments to bonds rated at least A by Moody’s Investors Services, Inc., Standard & Poor’s, and/or Fitch IBCA, Inc. or if unrated, considered by Fund management to be of comparable quality. Of these, at least 80% will be rated AA/Aa or higher, or if unrated, considered by Fund management to be of comparable quality. The Fund’s bond investments can have any maturity, and there are no limits on the average maturity of the bond portion of the Fund’s portfolio.

Bonds will include debt issued by the following types of entities:

•	U.S. government and its agencies

•	Governments (including foreign states, provinces and municipalities) in other developed countries and their agencies

•	Supranational organizations (e.g., World Bank)

•	Corporations located in the U.S. and other developed countries

The Fund may also invest in asset-backed securities, including mortgage-backed securities and stripped securities. The portion of the Fund’s bond portfolio that is not denominated in U.S. dollars normally will be hedged into U.S. dollars in an effort to reduce the effect of currency fluctuations on the bond portion’s performance. The Fund is not required to hedge and may choose not to do so.

The Fund invests only in securities of governmental or private issuers located in countries that are included in either the MSCI World Index or the Salomon Smith Barney World Government Bond Index. The Fund will invest in part based on the Fund’s evaluation of a country’s economic, political and social factors.

The Fund may invest in derivatives for a variety of portfolio management purposes, including to hedge (protect against price movements) or to enable it to reallocate its investments more quickly than it could by buying and selling the underlying securities.

MERCURY GLOBAL BALANCED FUND
9

About the Details

The Fund considers an issuer to be “located” in the country where:

•	It is legally organized, or

•	The primary trading market for its securities is located, or

•	At least 50% of the company’s (and its subsidiaries’) non-current assets, capitalization, gross revenues or profits have been located during one of the last two fiscal years.

The Fund has no stated minimum holding period for investments, and will buy or sell securities and other assets whenever Fund management sees an appropriate opportunity. The Fund does not consider potential tax consequences to Fund shareholders when it sells assets.

The Fund will normally invest almost all of its assets as described above. The Fund may, however, invest in short-term instruments, such as money market securities and repurchase agreements, to meet redemptions. The Fund may also reduce its exposure to equity securities and longer term bonds by investing without limit in short-term investments, high quality bonds or derivatives, when the Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of your shares and may reduce the level of current income. Therefore, the Fund may not achieve its investment objective.

The Fund may use many different strategies and it has certain investment restrictions, all of which are explained in the Fund’s Statement of Additional Information.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in the Fund. As with any fund, there can be no guarantee that the Fund will meet its goals, or that the Fund’s performance will be positive over any period of time.

Market and Selection Risk

Market risk is the risk that the stock or bond markets in one or more countries in which the Fund invests will go down in value, including the possibility that one or more markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform other funds with similar investment objectives and investment strategies.

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MERCURY GLOBAL BALANCED FUND

About the Details

Debt Securities

Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. The Fund can hold bonds of any maturity. As a result, if the Fund invests a large amount in long-term bonds, the Fund’s value could change significantly in response to a relatively small change in interest rates. Stripped securities may be highly sensitive to changes in interest rates.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

Restricted Securities

Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse nonpublic information about the issuer, the Fund will not be able to sell the security.

Rule 144A Securities

Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

MERCURY GLOBAL BALANCED FUND
11

About the Details

Sovereign Debt

The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Asset-Backed Securities

Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund’s portfolio will increase. The value of long-term securities generally changes more widely in response to changes in interest rates than shorter-term securities. Stripped asset-backed securities may be highly sensitive to changes in interest rates and rates of prepayment.

Mortgage-Backed Securities

Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and the Fund has to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally

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anticipated and the value of these securities will fall. This risk is known as “extension risk.”

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other debt securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Stripped mortgage-backed securities may be highly sensitive to changes in interest rates and rates of prepayment.

Currency Hedging Risk

Fund management may use currency hedges in an effort to reduce the effect of currency fluctuations on the performance of the bond portion of the Fund’s portfolio. The Fund’s currency hedges may not be effective or cost efficient and can limit the potential for growth in the Fund’s share value. There is also a risk that the desired currency hedges will not be available due to market or regulatory factors. They are also subject to the risk that the counterparty will be unable to honor its financial obligations to the Fund. The Fund is not required to hedge any part of its portfolio and may choose not to do so.

European Economic and Monetary Union (EMU)

Certain European countries have entered into EMU in an effort to, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries and reduce or eliminate currency fluctuations among these countries. EMU established a single common European currency (the “euro”), that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) have been redenominated in the euro, and are listed, traded and make dividend and other payments only in euros. Although EMU is generally expected to have a beneficial effect, it could negatively affect the Fund in a number of situations, including as follows:

•	If the transition to the euro, or EMU as a whole, does not continue to proceed as planned, the Fund’s investments could be adversely affected. For example, sharp currency fluctuations, exchange rate volatility, and other disruptions of the markets could occur.

•	Withdrawal from EMU by a participating country could also have a negative effect on the Fund’s investments; for example if

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securities redenominated in euros are transferred back into that country’s national currency.

Foreign Market Risk

Since the Fund invests in non-U.S. securities, it offers the potential for more diversification than an investment only in the United States. This is because securities traded on non-U.S. markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk

The economies of non-U.S. markets often do not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers or other protectionist or retaliatory measures. Investments in non-U.S. markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could affect security prices, impair the Fund’s ability to purchase or sell non-U.S. securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other foreign market risks may include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in non-U.S. countries may be less extensive than those available to investors in the United States or other foreign countries.

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Currency Risk

Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Certain Risks of Holding Fund Assets Outside the United States

The Fund generally holds its non-U.S. securities and cash in non-U.S. banks and securities depositories. Some non-U.S. banks and securities depositories may be recently organized or new to the non-U.S. custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a non-U.S. bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain non-U.S. markets than in the United States. The increased expense of investing in non-U.S. markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the United States.

Settlement Risk

Settlement and clearance procedures in certain non-U.S. markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain non-U.S. countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security

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then declines, or if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Government Supervision and Regulation/Accounting Standards

Many non-U.S. governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some non-U.S. countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

Derivatives

The Fund may use derivative instruments, including futures, forwards, options, asset-backed securities, stripped securities, indexed and inverse securities and swaps. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than transactions in other types of instruments.

Derivatives are volatile and involve significant risks, including:

Credit risk — the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

Currency risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk — the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investment) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

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Index risk — If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

The Fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which the Fund uses a derivative to offset the risk that other Fund holdings may decrease in value. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case, any losses on the holdings being hedged may not be reduced. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Borrowing And Leverage

The Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. Certain derivative securities that the Fund buys may create leverage.

Convertibles

Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

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STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

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PRICING OF SHARES

The Fund offers four share classes, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. The class of shares you should choose will be affected by the size of your investment and how long you plan to hold your shares. Your financial consultant or other financial intermediary can help you determine which pricing option is best suited to your personal financial goals.

For example, if you select Class I or Class A shares, you generally pay a sales charge at the time of purchase. If you buy Class A shares, you also pay an ongoing account maintenance fee of 0.25%. You may be eligible for a sales charge reduction or waiver.

Certain financial intermediaries may charge additional fees in connection with transactions in Fund shares.

The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to selected securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities.

If you select Class B or C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. In addition, you may be subject to a deferred sales charge when you sell Class B or C shares.

The Fund’s shares are distributed by FAM Distributors, Inc., an affiliate of Merrill Lynch.

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To better understand the pricing of the Fund’s shares, we have summarized the information below:

	Class I	Class A	Class B	Class C

Availability?	Limited to certain investors including:
• Current Class I shareholders
• Certain Retirement Plans
• Participants in certain sponsored programs
	• Certain affiliates or customers of selected securities dealers and other financial intermediaries.	Generally available through selected securities dealers and other financial intermediaries.	Generally available through selected securities dealers and other financial intermediaries.	Generally available through selected securities dealers and other financial intermediaries.

Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges available for certain larger investments.	Yes. Payable at time of purchase. Lower sales charges available for certain larger investments.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No. (May be charged for purchases over $1 million that are redeemed within one year.)	No. (May be charged for purchases over $1 million that are redeemed within one year.)	Yes. Payable if you redeem within six years of purchase.	Yes. Payable if you redeem within one year of purchase.

Account Maintenance and Distribution Fees?	No.	0.25% Account Maintenance Fee. No Distribution Fee.	0.25% Account Maintenance Fee. 0.75% Distribution Fee.	0.25% Account Maintenance Fee. 0.75% Distribution Fee.

Conversion to Class A shares?	No.	No.	Yes, automatically after approximately eight years.	No.

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Right of Accumulation  — permits you to pay the sales charge that would apply to the cost or value (whichever is higher) of all shares you own in the Mercury mutual funds.

Letter of Intent  — permits you to pay the sales charge that would be applicable if you add up all shares of Mercury mutual funds that you agree to buy within a 13 month period. Certain restrictions apply.

Class I and Class A Shares — Initial Sales Charge Options

If you select Class I or Class A shares, you will pay a sales charge at the time of purchase.

			Dealer
			Compensation
	As a % of	As a % of	as a % of
Your Investment	Offering Price	Your Investment*	Offering Price

Less than $25,000	5.25%	5.54%	5.00%

$25,000 but less than $50,000	4.75%	4.99%	4.50%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $1,000,000	2.00%	2.04%	1.80%

$1,000,000 and over**	0.00%	0.00%	0.00%

*	Rounded to the nearest one-hundredth percent.

**	If you invest $1,000,000 or more in Class I or Class A shares, you may not pay an initial sales charge. In that case, the Investment Adviser compensates the selling dealer or other financial intermediary from its own funds. If you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class I and Class A shares by certain employer sponsored retirement or savings plans.

No initial sales charge applies to Class I or Class A shares that you buy through reinvestment of dividends.

A reduced or waived sales charge on a purchase of Class I or Class A shares may apply for:

•	Purchases under a Right of Accumulation or Letter of Intent

•	Certain trusts managed by banks, thrifts or trust companies including those affiliated with Mercury Advisors or its affiliates

•	Certain employer-sponsored retirement or savings plans

•	Certain investors, including directors or trustees of mutual funds sponsored by Mercury Advisors or its affiliates, employees of Mercury Advisors and its affiliates and employees or customers of selected dealers

•	Certain fee-based programs managed by Mercury Advisors or its affiliates

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•	Certain fee-based programs managed by selected dealers and other financial intermediaries that have an agreement with the Distributor or its affiliates

•	Purchases through certain financial advisers, selected dealers, brokers, investment advisers, service providers and other financial intermediaries that have an agreement with the Distributor or its affiliates

•	Purchases through certain accounts over which Mercury Advisors or an affiliate exercises investment discretion

Only certain investors are eligible to buy Class I shares. Your financial consultant or other financial intermediary can help you determine whether you are eligible to buy Class I shares or to participate in any of these programs.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class I and Class A shares, you should buy Class I shares since Class A shares are subject to a 0.25% account maintenance fee, while Class I shares are not.

If you redeem Class I or Class A shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this “Reinstatement Privilege” may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant, or other financial intermediary or the Fund’s Transfer Agent at 1-888-763-2260.

Class B and Class C Shares — Deferred Sales Charge Options

If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under distribution plans that the Fund has adopted under Rule 12b-1. The Distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the financial consultant selected securities dealer or other financial intermediary who assists you in purchasing Fund shares.

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Class B Shares

If you redeem Class B shares within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

Year Since Purchase	Sales Charge*

0 — 1	4.00%

1 — 2	4.00%

2 — 3	3.00%

3 — 4	3.00%

4 — 5	2.00%

5 — 6	1.00%

6 and after	0.00%

*	The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends are not subject to a deferred sales charge. Mercury funds may not all have identical deferred sales charge schedules. If you exchange your shares for the shares of another Mercury fund, the higher charge, if any, will apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

•	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old
•	Redemption by certain eligible 401(a) and 401(k) plans, certain related accounts and certain retirement plan rollovers

•	Redemption in connection with participation in certain fee-based programs managed by Mercury Advisors or its affiliates

•	Redemption in connection with participation in certain fee-based programs managed by selected dealers and other financial intermediaries that have agreements with the Distributor or its affiliates

•	Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held

•	Withdrawal through the Systematic Withdrawal Plan of up to 10% per year of your Class B account value at the time the plan is established

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Your Class B shares convert automatically into Class A shares approximately eight years after purchase. Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for Federal income tax purposes.

Different conversion schedules may apply to Class B shares of different Mercury mutual funds. If you acquire your Class B shares in an exchange from another fund with a shorter conversion schedule, the Fund’s eight year conversion schedule will apply. If you exchange your Class B shares in the Fund for Class B shares of a fund with a longer conversion schedule, the other fund’s conversion schedule will apply. The length of time that you hold both the original and exchanged Class B shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Class C Shares

If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends. The deferred sales charge relating to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Systematic Withdrawal Plan.

Class C shares do not offer a conversion privilege. For additional information, see “Purchase of Shares” in the Statement of Additional Information.

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HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The chart on the following pages summarizes how to buy, sell, transfer and exchange shares through your financial consultant, a selected securities dealer, broker, investment adviser, service provider or other financial intermediary. You may also buy shares through the Transfer Agent. To learn more about buying selling, transferring or exchanging shares through the Transfer Agent, call 1-888-763-2260. Because the selection of a mutual fund involves many considerations, your financial consultant or other financial intermediary may help you with this decision. The Fund does not issue share certificates.

Because of the high costs of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.

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If you want to	Your choices	Information important for you to know

Buy Shares	First, select the share class appropriate for you	Refer to the pricing of shares table on page 20. Be sure to read this Prospectus carefully.

Next, determine the amount of your investment	The minimum initial investment for the Fund is $1,000 for all accounts except:
• $500 for certain fee-based programs
• $100 for retirement plans
(The minimum for initial investments may be waived or reduced under certain circumstances.)

	Have your financial consultant, selected securities dealer or other financial intermediary submit your purchase order	The price of your shares is based on the next calculation of net asset value after your order is placed. Generally any purchase orders placed prior to the close of business on the New York Stock Exchange (generally, 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time.
Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain securities dealers or financial intermediaries may charge a processing fee to confirm a purchase. For example, the fee charged by Merrill Lynch, Pierce, Fenner & Smith Incorporated is currently $5.35. The fees charged by other securities dealers or financial intermediaries may be higher or lower.

	Or contact the Transfer Agent	To purchase shares directly, call the Transfer Agent at 1-888-763-2260 and request a purchase application. Mail the completed purchase application to the Transfer Agent at the address on the inside back cover of this Prospectus.

Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases is generally $100 for all accounts except:
• $50 for certain fee-based programs
• $1 for retirement plans
(The minimums for additional purchases may be waived under certain circumstances.)

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge.

Participate in the automatic investment plan	You may invest a specific amount in the Fund on a periodic basis through your securities dealer or other financial intermediary:
• The current minimum for such automatic investments is $100. The minimum may be waived or revised under certain circumstances.

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If you want to	Your choices	Information important for you to know

Transfer Shares to Another Securities Dealer or Other Financial Intermediary	Transfer to a participating securities dealer or other financial intermediary	To transfer your shares of the Fund to another securities dealer or other financial intermediary, an authorized agreement must be in place between the Distributor and each of the transferring and receiving securities dealer or other financial intermediary. Certain shareholder services may not be available for the transferred shares. You may only purchase additional shares of funds previously owned before the transfer. All future trading of these assets must be coordinated by the receiving firm.

	Transfer to a non-participating selected securities dealer or other financial intermediary	You must either: • Transfer your shares to an account with the Transfer Agent; or • Sell your shares, paying any applicable deferred sales charge.

Sell Your Shares	Have your financial consultant, selected securities dealer or other financial intermediary submit your sales order	The price of your shares is based on the next calculation of net asset value after your order is placed. Generally for your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your dealer or other financial intermediary prior to that day’s close of business on the New York Stock Exchange (generally, 4:00 p.m. Eastern time). However, certain financial intermediaries may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day. Dealers must submit redemption requests to the Fund not more than thirty minutes after the close of business on the New York Stock Exchange on the day the request was received.
Certain securities dealers or other financial intermediaries may charge a fee to process a redemption of shares. For example, the fee charged by Merrill Lynch, Pierce, Fenner & Smith Incorporated is currently $5.35. No processing fee is charged if you redeem shares directly through the Transfer Agent. The fees charged by other securities dealers or financial intermediaries may be higher or lower.
The Fund may reject an order to sell shares under certain circumstances.

	Sell through the Transfer Agent	You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this Prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. The Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay usually will not exceed ten days.
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          Account Choices

If you want to	Your choices	Information important for you to know

You may also sell shares held at the Transfer Agent by telephone request if the amount being sold is less than $50,000 and if certain other conditions are met. Contact the Transfer Agent at 1-888-763-2260 for details.

Sell Shares Systematically	Participate in the Fund’s Systematic Withdrawal Plan	You can choose to receive systematic payments from your Fund account either by check or through direct deposit to your bank account on a monthly or quarterly basis. You can generally arrange through your selected dealer or other financial intermediary for systematic redemptions of a fixed dollar amount on a monthly, bi-monthly, quarterly, semi-annual or annual basis, subject to certain conditions. You must have dividends automatically reinvested. For Class B and C shares your total annual withdrawals cannot be more than 10% per year of the value of your shares at the time the Plan is established. The deferred sales charge is waived for systematic redemptions. Ask your financial consultant or other financial intermediary for details.

Exchange Your Shares	Select the fund into which you want to exchange. Be sure to read that fund’s prospectus	You can exchange your Fund shares for shares of other Mercury mutual funds or for shares of the Summit Cash Reserves Fund (“Summit”). You must have held the shares used in the exchange for at least 15 calendar days before you can exchange to another fund.
Each class of Fund shares is generally exchangeable for shares of the same class of another Mercury fund. If you own Class I shares and wish to exchange into a fund in which you have no Class I shares and you are not eligible to buy Class I shares, you will exchange into Class A shares. If you own Class I or Class A shares and wish to exchange into Summit, you will exchange into Class A shares of Summit. Class B or Class C shares can be exchanged for Class B shares of Summit.
Some of the Mercury mutual funds may impose a different initial or deferred sales charge schedule. If you exchange Class I or Class A shares for shares of a fund with a higher initial sales charge than you originally paid, you will be charged the difference at the time of exchange. If you exchange Class B or Class C shares for shares of a fund with a different deferred sales charge schedule, the higher schedule will apply. The time you hold Class B or Class C shares in both funds will count when determining your holding period for calculating a deferred sales charge at redemption. Your time in both funds will also count when determining the holding period for a conversion from Class B to Class A shares.
To exercise the exchange privilege contact your financial consultant, securities dealer, or other financial intermediary or call the Transfer Agent at 1-888-763-2260.
Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.
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          Account Choices

If you want to	Your choices	Information important for you to know

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Fund management’s opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Fund management may consider an investor’s trading history in the Fund or other Mercury funds, and accounts under common ownership or control.

                                                MERCURY GLOBAL BALANCED FUND
29

Net Asset Value  — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.
Account Choices

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of business on the Exchange based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Many of the Fund’s investments are traded on non-U.S. securities exchanges that close many hours before the New York Stock Exchange. Events that could affect securities prices that occur between these times normally are not reflected in the Fund’s net asset value. Non-U.S. securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Trustees. For additional information, see “Purchase of Shares” in the Statement of Additional Information.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Generally, Class I shares will have the highest net asset value, because that class has the lowest expenses, and Class A shares will have a higher net asset value than Class B or Class C shares because Class B and Class C shares have distribution and higher transfer agency fees. Also, dividends paid on Class I and Class A shares will generally be higher than dividends paid on Class B and Class C shares because Class I and Class A shares have lower expenses.

FEE-BASED PROGRAMS

If you participate in certain fee-based programs offered by Mercury Advisors or an affiliate of Mercury Advisors, or by selected dealers or other financial intermediaries that have an agreement with the Distributor or its affiliates, you may be able to buy Class I shares at net asset value, including through

30
MERCURY GLOBAL BALANCED FUND

Account Choices

Dividends  — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

exchange from other share classes. Sale charges on the shares being exchanged may be reduced or waived under certain circumstances.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of Fund shares or into Summit. The class you receive may be the class you originally owned when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class A shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial consultant, selected securities dealer or other financial intermediary.

DIVIDENDS AND TAXES

The Fund will distribute semi-annually any net investment income and any net realized long or short-term capital gains. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or taken in cash. If your account is with a securities dealer or other financial intermediary that has an agreement with the Fund, contact your financial consultant or other financial intermediary about which option you would like. If your account is with the Transfer Agent, and you would like to receive dividends in cash, contact the Transfer Agent.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Capital gains dividends received by individuals are generally taxed at different rates than ordinary income dividends.

MERCURY GLOBAL BALANCED FUND
31

Account Choices

“Buying a Dividend”

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax advisor.

The Fund expects to make an election that will require you to include in income your share of foreign withholding taxes paid by the Fund. You will be entitled to treat these taxes as taxes paid by you, and therefore, deduct such taxes in computing your taxable income or, in some cases, to use them as foreign tax credits against the U.S. income taxes you otherwise owe.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, the Fund must withhold 31% of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

32
MERCURY GLOBAL BALANCED FUND

The Management Team
MANAGEMENT OF THE FUND

Mercury Advisors manages the underlying Portfolio’s investments under the overall supervision of the Board of Trustees of the Mercury Master Trust. Since all of the Fund’s assets are invested in the corresponding Portfolio, investment advisory services are provided only at the Portfolio level and the Fund itself does not have an investment adviser. The Investment Adviser and its affiliates have the responsibility for making all investment decisions for the Fund.

The equity portion of the Fund’s portfolio is managed by Mercury Advisors’ Global Equity Team, all of whose members participate in the team’s research process and stock selection. The investment professionals in this group that manage the equity portion of the Fund’s portfolio include:

Manraj Sekhon has been employed as an investment professional by the Investment Adviser or its Mercury affiliates since 1994. Mr. Sekhon is primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio.

Claus Anthon, Director of Mercury Advisors, has been employed as an investment professional by the Investment Adviser or its Mercury affiliates since 1982.

Peter Kaye has been employed as an investment professional by the Investment Adviser or its Mercury affiliates since 1994.

Charles Prideaux, Director of Mercury Advisors, has been employed as an investment professional by the Investment Adviser or its Mercury affiliates since 1988.

Chris Turner, Director of Mercury Advisors, has been employed as an investment professional by the Investment Adviser or its Mercury affiliates since 1997. Mr. Turner is responsible for developing asset allocation strategies based on the team’s proprietary models. Mr. Turner is also the senior macro-economist on the team. He was employed by BZW Securities from 1989-1997. With guidance from Mercury Advisors’ Central Strategy Group, Mr. Turner is responsible for determining the allocation of the Fund’s assets between equity securities and bonds.

The bond portion of the Fund’s portfolio is managed by Mercury Advisors’ Global Fixed-Income Team, all of whose members participate in the team’s research process and bond selection. The investment professionals in this group

MERCURY GLOBAL BALANCED FUND
33

The Management Team

that manage the bond portion of the Fund’s portfolio include:

Rupert Watson, Director of Mercury Advisors, has been employed as an investment professional by the Investment Adviser or its Mercury affiliates since 1998 and was employed by the Bank of England from 1994 to 1997. Mr. Watson is primarily responsible for the day-to-day management of the bond portion of the Fund’s portfolio.

Peter Geikie-Cobb, Director of Mercury Advisors, has been employed as an investment professional by the Investment Adviser or its Mercury affiliates since 1992.

Roderick Paris, Director of Mercury Advisors, has been employed as an investment professional by the Investment Adviser or its Mercury affiliates since 1984.

Stephen Yardley, Director of Mercury Advisors, has been employed as an investment professional by the Investment Adviser or its Mercury affiliates since 1992.

The Investment Adviser was organized as an investment adviser in 1981 and offers investment advisory services to approximately 8 registered investment companies. The Investment Adviser and its affiliates manage portfolios with over $567 billion in assets (as of January, 2001) for individuals and institutions seeking investments worldwide. This amount includes assets managed for its affiliates.

The Investment Adviser is paid at the rate of 0.60% of the Portfolio’s average daily net assets.

Fund Asset Management, L.P., an affiliate of Mercury Advisors, may manage all or a portion of the Fund’s daily cash assets, to the extent not managed by Mercury Advisors. The Fund does not pay any incremental fee for this service, although Mercury Advisors may make payments to Fund Asset Management, L.P. See “Fees and Expenses” under “Fund Facts” for information about the fees paid to Mercury Advisors and its affiliates.

Fund Asset Management, L.P. also provides administrative services to the Fund.

34
MERCURY GLOBAL BALANCED FUND

The Management Team

MASTER/ FEEDER STRUCTURE

Unlike many other mutual funds, which directly buy and manage their own portfolio securities, the Fund seeks to achieve its investment objectives by investing all its assets in the corresponding Portfolio of the Mercury Master Trust. Investors in the Fund will acquire an indirect interest in the underlying Portfolio.

Other “feeder” funds may also invest in the “master” Portfolio. This structure may enable the Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the master from different feeders may offset each other and produce a lower net cash flow.

The Fund may withdraw from the Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than the Fund over the operations of the Portfolio.

Whenever the Portfolio holds a vote of its feeder funds, the Fund will pass the vote through to its own shareholders or vote the shares of the Portfolio held by it in the same proportion as the votes of all other feeder funds. If some of the other feeder funds are larger than the Fund, these other feeder funds would have more voting power than the Fund over the operations of the Portfolio.

MERCURY GLOBAL BALANCED FUND
35

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders, which is available upon request.

MERCURY GLOBAL BALANCED FUND

	Class I		Class A		Class B

	For the	For the Period	For the	For the Period	For the
	Year Ended	April 30, 1999†	Year Ended	April 30, 1999†	Year Ended
Increase (Decrease) in	November 30,	to November 30,	November 30,	to November 30,	November 30,
Net Asset Value:	2000##	1999	2000##	1999	2000##

Per Share Operating Performance:

Net asset value, beginning of period	$10.80	$10.00	$10.78	$10.00	$10.73

Investment income — net	.16	.11	.13	.09	.05

Realized and unrealized gain (loss) on investments and foreign currency transactions from the Portfolio — net	(.75)	.69	(.73)	.69	(.73)

Total from investment operations	(.59)	.80	(.60)	.78	(.68)

Less dividends:

Investment income — net	(.12)	—	(.12)	—	(.09)

In excess of investment income — net	(.08)	—	(.07)	—	(.05)

Total dividends	(.20)	—	(.19)	—	(.14)

Net asset value, end of period	$10.01	$10.80	$9.99	$10.78	$9.91

Total Investment Return:**

Based on net asset value per share	(5.60%)	8.00%#	(5.75%)	7.80%#	(6.44%)

Ratios to Average Net Assets:

Expenses††	1.01%	1.10%*	1.26%	1.35%*	2.02%

Investment income — net	1.44%	1.73%*	1.19%	1.47%*	.43%

Supplemental Data:

Net assets, end of period (in thousands)	$9,312	$13,333	$28,854	$43,442	$236,313

Portfolio turnover of the Portfolio	117.12%	71.04%	117.12%	71.04%	117.12%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Class B	Class C

	For the Period	For the	For the Period
	April 30, 1999†	Year Ended	April 30, 1999†
Increase (Decrease) in	to November 30,	November 30,	to November 30,
Net Asset Value:	1999	2000##	1999

Per Share Operating Performance:

Net asset value, beginning of period	$10.00	$10.73	$10.00

Investment income — net	.04	.05	.04

Realized and unrealized gain (loss) on investments and foreign currency transactions from the Portfolio — net	.69	(.74)	.69

Total from investment operations	.73	(.69)	.73

Less dividends:

Investment income — net	—	(.09)	—

In excess of investment income — net	—	(.05)	—

Total dividends	—	(.14)	—

Net asset value, end of period	$10.73	$9.90	$10.73

Total Investment Return:**

Based on net asset value per share	7.30%#	(6.52%)	7.30%#

Ratios to Average Net Assets:

Expenses††	2.12%*	2.02%	2.10%*

Investment income — net	.68%*	.43%	.70%*

Supplemental Data:

Net assets, end of period (in thousands)	$277,296	$116,277	$146,078

Portfolio turnover of the Portfolio	71.04%	117.12%	71.04%

*	Annualized.

**	Total investment returns exclude the effects of sales charges.

  † Commencement of operations.

  †† Includes the Fund’s share of the Portfolio’s allocated expenses.

 # Aggregate total investment return.

 ## Based on average shares outstanding.

36
                                               MERCURY GLOBAL BALANCED FUND

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Fund Mercury Global Balanced Fund of Mercury Funds, Inc. P.O. Box 9011 Princeton, New Jersey 08543-9011 (888-763-2260)

Investment Adviser Mercury Advisors 33 King William Street London EC4R 9AS England

Administrator and Sub-Adviser Fund Asset Management, L.P. 800 Scudders Mill Road Plainsboro, New Jersey 08536

Transfer Agent
Financial Data Services, Inc.
Administrative Offices
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(888-763-2260)
Mailing Address:
P.O. Box 44062
Jacksonville, Florida 32232-4062
Accounting Services Provider State Street Bank and Trust Company 500 College Road East Princeton, New Jersey 08540

Independent Auditors Deloitte & Touche LLP Princeton Forrestal Village 116-300 Village Boulevard Princeton, New Jersey 08540-6400

Distributor FAM Distributors, Inc. P.O. Box 9081 Princeton, New Jersey 08543-9081

Custodian Brown Brothers Harriman & Co. 40 Water Street Boston, Massachusetts 02109

Counsel Swidler Berlin Shereff Friedman, LLP The Chrysler Building 405 Lexington Avenue New York, New York 10174
MERCURY GLOBAL BALANCED FUND

To Learn More

SHAREHOLDER REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report you will find a discussion of the relevant market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

If you hold your Fund shares through a brokerage account or directly at the Transfer Agent, you may receive only one copy of each shareholder report and certain other mailings regardless of the number of Fund accounts you have. If you prefer to receive separate shareholder reports for each account (or if you are receiving multiple copies and prefer to receive only one), call your financial consultant or other financial intermediary, or, if none, write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your financial consultant, other financial intermediary or the Transfer Agent at 1-888-763-2260.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 44062, Jacksonville, Florida 32232-4062 or by calling 1-888-763-2260.

Contact your financial consultant, other financial intermediary or the Fund at the telephone number or address indicated on the inside back cover of this Prospectus if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

Investment Company Act File #811-08797
Code #19054-0301
© Mercury Advisors

MERCURYFUNDS

2 World Financial Center, 30th Floor
New York, NY 10281-6100
877-292-3341
FAM Distributors, Inc. Member NASD
www.mercuryfunds.com

STATEMENT OF ADDITIONAL INFORMATION

Mercury Global Balanced Fund

of Mercury Funds, Inc.

P.O. Box 9011, Princeton, New Jersey 08543-9011 • Phone No. (888) 763-2260

      Mercury Global Balanced Fund (the “Fund”) is a series of Mercury Funds, Inc. (the “Corporation”). The Fund is a diversified, open-end management investment company (commonly known as a mutual fund). The investment objective of the Fund is a combination of long-term capital growth and current income. The Fund seeks to achieve this objective through investments in a mix of stocks and high quality bonds of issuers located in the U.S. and other developed countries. The Fund will seek to achieve its investment objective by investing all of its assets in Mercury Master Global Balanced Portfolio (the “Portfolio”), which is the portfolio of Mercury Master Trust (the “Trust”) that has the same investment objective as the Fund. The Fund’s investment experience will correspond directly to the investment experience of the Portfolio. There can be no assurance that the investment objective of the Fund will be realized. For more information on the Fund’s investment objective and policies, see “Investment Objective and Policies.”

      The Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. This permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See “Purchase of Shares.”

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated March 16, 2001 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling the Fund at 1-888-763-2260, your financial consultant or other financial intermediary, or by writing to the address listed above. The Prospectus is incorporated by reference to the Statement of Additional Information, and this Statement of Additional Information is incorporated by reference to the Prospectus. The Fund’s and Portfolio’s audited financial statements are incorporated in this Statement of Additional Information by reference to their 2000 annual report to shareholders. You may request a copy of the annual report at no charge by calling 1-888-763-2260 between 8:00 a.m. and 8:00 p.m. Eastern time on any business day.

Mercury Advisors — Investment Adviser

FAM Distributors, Inc. — Distributor

The date of this Statement of Additional Information is March 16, 2001.

INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Fund is a combination of long-term capital growth and current income. This is a fundamental policy and cannot be changed without shareholder approval. The Fund tries to achieve its objective by investing in a mix of stocks and high quality bonds of issuers located in the U.S. and other developed countries. The Fund’s neutral position consists of approximately 60% of its portfolio in stocks and 40% in bonds, although the Fund may vary each of these percentages up to 15% in either direction based on its view of current economic and market conditions. Reference is made to “How the Fund Invests” in the Prospectus for a discussion of the investment objective and policies of the Fund. The Fund is classified as a diversified Fund under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

      The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which is a portfolio of the Trust that has the same investment objective as the Fund. The Fund’s investment experience and results will correspond directly to the investment experience of the Portfolio. Thus, all investments are made at the level of the Portfolio. For simplicity, however, with respect to the investment objective, policies and restrictions, this Statement of Additional Information, like the Prospectus, uses the term “Fund” to include the underlying Portfolio in which the Fund invests. Reference is made to the discussion under “How the Fund Invests” and “Investment Risks” in the Prospectus for information with respect to the Fund’s and the Portfolio’s investment objective and policies. There can be no guarantee that the Fund’s investment objective will be realized.

      The equity portion of the Fund’s portfolio will invest only in companies located in countries that comprise the MSCI World Index. As of the date of this Statement of Additional Information, the countries that comprise the Index are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The bond portion will invest only in securities of governmental or private issuers located in countries that comprise the Salomon Smith Barney World Government Bond Index. As of the date of this Statement of Additional Information, the countries that comprise the Index are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The composition of both indices is subject to change.

      For purposes of the Fund’s policies, an issuer ordinarily will be considered to be located in the country under the laws of which it is organized or where the primary trading market of its securities is located. The Fund, however, may also consider a company to be located in a country, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such country. The Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.

      While it is the policy of the Fund generally not to engage in trading for short-term gains, Merrill Lynch Investment Managers International Limited, doing business as Mercury Advisors (“Mercury Advisors” or the “Investment Adviser”) will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions.

Foreign Investment Risks

      The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on non-U.S. investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective or fundamental policies to determine whether changes are appropriate.

      The Fund’s ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions it is not believed that these considerations will have any significant effect on its portfolio strategy.

Risk Factors and Special Considerations

     Risks of Investing in Foreign Securities

      European Economic and Monetary Union. For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union (the “Maastricht Treaty”) set out a framework for the European Economic and Monetary Union (“EMU”) among the countries that comprise the European Union (“EU”). EMU established a single common European currency (the “euro”) that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Certain securities issued in participating EU countries (beginning with government and corporate bonds) have been redenominated in the euro, and are listed, traded, and make dividend and other payments only in euros.

      No assurance can be given that EMU will take full effect, that all of the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of the participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country’s national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Fund’s investments in Europe generally or in specific countries participating in EMU. Gains or losses resulting from the euro conversion may be taxable to Fund shareholders under foreign or, in certain limited circumstances, U.S. tax laws.

      Foreign Market Risk. Since the Fund invests in non-U.S. securities, it offers the potential for more diversification than an investment only in the United States. This is because securities traded on non-U.S. markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

      Foreign Economy Risk. The economies of certain non-U.S. markets often may not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in non-U.S. markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could affect security prices, impair the Fund’s ability to purchase or sell non-U.S.

securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations. Other foreign market risks may include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain non-U.S. countries may be less extensive than those available to investors in the United States or other foreign countries.

      Currency Risk. Securities in which the Fund invests are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

      Certain Risks of Holding Fund Assets Outside the United States. The Fund generally holds its non-U.S. securities and cash in non-U.S. banks and securities depositories. Some non-U.S. banks and securities depositories may be recently organized or new to the non-U.S. custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a non-U.S. bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain non-U.S. markets than in the U.S. The increased expense of investing in non-U.S. markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the U.S.

      Settlement Risk. Settlement and clearance procedures in non-U.S. markets may differ significantly from those in the United States. Non-U.S. settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain non-U.S. countries at times have not kept pace with the number of securities transactions; such problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

      Governmental Supervision and Regulation/Accounting Standards. Many non-U.S. governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some non-U.S. countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities may be higher in foreign countries than they are in the United States, which reduces the amount the Fund can earn on its investments.

      Sovereign Debt. The Fund may invest a significant portion of its assets in sovereign debt securities issued or guaranteed by non-U.S. government entities. Investment in sovereign debt may involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from non-U.S. governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

      Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by the issuer, the Fund may have few or no effective legal remedies for collecting on such debt.

      The Fund may invest in U.S. Treasury bills, notes and bonds and other “full faith and credit” obligations of the U.S. Government. The Fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. “Agency” securities may not be backed by the “full faith and credit” of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank and the Government National Mortgage Association. “Agency” obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

Risks Associated with Portfolio Securities

      Depositary Receipts. The Fund may invest in the securities of non-U.S. issuers in the form of Depositary Receipts or other securities convertible into securities of non-U.S. issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the United States and Europe and are designed for use throughout the world. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of such securities.

      Debt Securities. The Fund may hold convertible and non-convertible debt securities, and preferred securities. The Fund may hold debt securities in the following classes: U.S. Treasury and agency securities, U.S. corporate bonds, foreign corporate bonds, foreign sovereign debt (debt securities issued or guaranteed by foreign governments and governmental agencies), supranational debt (debt securities issued by entities, such as the World Bank, constituted by the governments of several countries to promote economic development), asset-backed securities, including mortgage-backed securities, and stripped securities. These debt securities may have any maturity. The Fund limits its investments to bonds rated at least A by Moody’s Investors Services, Inc., Standard & Poor’s and/or Fitch IBCA, Inc. or if unrated, considered by Fund management to be of comparable quality. Of these, at least 80% will be rated AA/Aa or higher, or if unrated, considered by Fund management to be of comparable quality. The Investment Adviser considers ratings as one of several factors in its independent credit analysis of issuers.

      Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the bonds. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

      Convertible Securities. Convertible securities entitle the holder to receive interest payments on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

      The characteristics of convertible securities include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

      In analyzing convertible securities, the Investment Adviser will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock among other things.

      Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity security, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, the Fund is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of such fluctuations.

      Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the underlying common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

      To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

      Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

      Asset-Backed Securities. Asset-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying assets (such as credit card receivables) are passed through to the Fund. The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because of their potential for prepayment. The price paid by the Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If the Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a longer term security. Since longer term securities generally fluctuate more widely in response to changes in interest rates than shorter term securities, maturity extension risk could increase the inherent volatility of the Fund. See “Debt Securities” above and “Illiquid or Restricted Securities” below.

      Stripped Securities. The Fund may also invest in stripped securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

      Mortgage-Backed Securities. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. The value of mortgage-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed income securities because of their potential for prepayment without penalty. The price paid by the Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

      To the extent that the Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If the Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility to the Fund. Stripped mortgage-backed securities may be highly volatile and highly sensitive to changes in prepayment and interest rates. See “Debt Securities” above and “Illiquid or Restricted Securities” below.

      Borrowing and Leverage. The Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed) and may borrow up to an additional 5% of its total assets for temporary purposes. The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions.

      The use of leverage by the Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund’s portfolio. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

      Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Investment Adviser from managing the Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

      The Fund at times may borrow from affiliates of the Investment Adviser provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

      Illiquid or Restricted Securities. The Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

      The Fund may invest in securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”) or that are subject to trading restrictions under the laws of a non-U.S. jurisdiction (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

      144A Securities. The Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act. The Board of Directors has determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Fund’s Board. The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board will carefully monitor the Fund’s investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

      Repurchase Agreements. The Fund may invest in securities pursuant to repurchase agreements. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. The price at which the trades are conducted do not reflect accrued interest or dividends on the underlying obligation. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. The Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days together with all other illiquid investments.

      Warrants. The Fund may invest in warrants, which are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

      When-Issued Securities, Delayed Delivery Securities and Forward Commitments. The Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. The Fund may also purchase or sell securities on a delayed delivery basis. The Fund may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

      There can be no assurance that a security purchased on a when-issued basis will be issued, or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund’s purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

      Standby Commitment Agreements. The Fund may enter into standby commitment agreements. These agreements commit the Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. The Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. The Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

      There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

      The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Derivatives

      The Fund may use instruments referred to as Derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the Standard & Poor’s 500 Index or the prime lending rate). Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.

      Hedging. The Fund may use Derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which a Derivative is used to offset the risk that other Fund holdings may decrease in value. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Fund or if the cost of the Derivative outweighs the benefits of the hedge. Hedging also involves the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced.

      The Fund may use Derivative instruments and trading strategies including the following:

      Indexed and Inverse Securities. The Fund may invest in securities the potential return of which is based on an index. As an illustration, the Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. The Fund may also invest in a debt security which returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, the Fund may invest in securities the potential return of which is based inversely on the change in an index (that is, a security the value of which will move in the opposite direction of changes to an index). For example, the Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices. Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve currency risk, leverage risk and liquidity risk. The Fund may invest in indexed and inverse securities for hedging purposes only. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, the Fund may be required to pay substantial additional margin to maintain the position.

Options on Securities and Securities Indices

      Purchasing Put Options. The Fund may purchase put options on securities held in its portfolio or on securities indices the performance of which correlates with securities held in its portfolio. When the Fund purchases a put option, in consideration for an upfront payment (the “option premium”) the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the “exercise price”) on or before a specified date (the “expiration date”), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund’s risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option’s expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put. Purchasing a put option may involve correlation risk, and may also involve liquidity and credit risk. The Fund will not purchase put options on securities (including index options), if as a result of such purchase, the aggregate cost (premiums paid) of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund’s assets.

      Purchasing Call Options. The Fund may also purchase call options on securities it intends to purchase or securities or interest rate indices, which are correlated with the types of securities it intends to purchase. When the Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an “anticipatory hedge”). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium. Purchasing a call option involves correlation risk, and may also involve liquidity and credit risk.

      The Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

      Writing Call Options. The Fund may write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which correlates with securities held in its portfolio. When the Fund writes a call option, in return for an option premium, the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding. Writing a call option may involve correlation risk.

      Writing Put Options. The Fund may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Fund has written an option fails to exercise its right under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options — for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a “spread”). Writing a put option may involve substantial leverage risk.

      The Fund is also authorized to sell put or call options in connection with closing out call or put options it has previously purchased.

      Other than with respect to closing transactions, the Fund will write only call or put options that are “covered.” A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in “Risk Factors in Derivatives” below. A call option will also be considered covered if the Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities which substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

      Types of Options. The Fund may engage in transactions in options on securities or securities indices, on U.S. and non-U.S. exchanges and in the over-the-counter (“OTC”) markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below.

Futures

      The Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract, the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

      The Fund may purchase and sell stock or other financial index futures contracts and financial futures contracts as a hedge against adverse market changes in the value of its portfolio securities. The sale of a futures contract limits the Fund’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

      The purchase of a futures contract may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

      The Fund is also authorized to purchase and write call and put options on futures contracts including financial futures and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

      The Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying asset is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). When the Fund is not fully invested in a particular market and anticipates a significant advance, it may purchase index options, futures and options thereon to gain rapid market exposure that may in part or entirely offset increases in the cost of securities the Fund intends to purchase. As such purchases are made, the Fund will unwind its positions in these derivatives. The Fund does not consider these transactions to be speculative under these circumstances. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon the unwinding of its positions in the derivatives, but under unusual circumstances (e.g. the Fund experiences significant redemptions) a position may be unwound without the corresponding purchase of securities.

      When the Fund purchases a futures contract, or writes a put option or purchases a call option thereon, an amount of cash and cash equivalents will be deposited in a segregated account with the Fund’s custodian so that the amount so segregated, plus the amount of initial and variation margin held in the account of its broker, equals the market value of the futures contract, thereby ensuring that the use of such futures contract is unleveraged. The Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a “commodity pool” under regulations of the Commodity Futures Trading Commission. The Fund may enter into transactions in futures and options thereon on U.S. or foreign exchanges and in OTC markets. As indicated above, OTC options are more flexible in their terms but are also riskier. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below.

Swaps

      The Fund is authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

      The Fund will enter into an equity swap transaction only if, immediately following the time the Fund enters into the transaction, the aggregate notional principal amount of equity swap transactions to which the Fund is a party would not exceed 5% of the Fund’s net assets.

      Swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. The Fund will seek to lessen the risk to some extent by entering into a transaction only if the counterparty meets the current credit requirement for OTC option counterparties. Swap agreements also bear the risk that the Fund will not be able to meet its obligations to the counterparty. The Fund, however, will deposit in a segregated account with its custodian, liquid securities or cash or cash equivalents or other assets permitted to be so segregated by the Commission in an amount equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement.

Foreign Exchange Transactions

      The Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell listed or OTC options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. The Fund will not attempt to hedge all of its foreign portfolio positions.

      Forward Foreign Exchange Transactions: Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. The Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk. If the Fund enters into a position hedging transaction, its bank will place cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contract. If the value of the securities placed in the separate account declines, additional cash or liquid securities will be placed in the account so that the value of the account will equal the amount of the Fund’s commitment with respect to such contracts. The Fund will not enter into a position hedging commitment if, as a result thereof, the Fund will have more than 15% of its value committed to such contracts. The Fund will not enter into a forward contract with a term of more than one year.

      Currency Futures. The Fund may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See “Futures” above. Currency futures involve substantial currency risk, and also involve leverage risk.

      Currency Options. The Fund may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options or currencies either on exchanges or OTC markets. See “Types of Options” above and “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

      Limitations on Currency Hedging. The Fund is authorized to deal in foreign exchange between currencies of Far Eastern, European and Western Pacific countries and the U.S. dollar. The Fund will not speculate in Currency Instruments. Accordingly, the Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. The Fund will not incur potential net liabilities of more than 20% of its total assets from Currency Instruments.

      Risk Factors in Hedging Foreign Currency. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While the Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value of the Fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and the Fund’s hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, the Fund will only engage in hedging activities from time to time, and may not be engaging in hedging activities when movements in currency exchange rates occur.

      The exchanges on which the Fund intends to conduct options transactions have generally established limitations governing the maximum number of call or put options on the same underlying currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). “Trading limits” are imposed on the maximum number of contracts which any person may trade on a particular trading day. An exchange may order liquidation of positions found to be in violation of these limits, and it may impose other sanctions or restrictions. The Investment Adviser does not believe that these trading position limits will have any adverse impact on the portfolio strategies for hedging the Fund’s portfolio effectively.

      It may not be possible for the Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging.

      It is possible that, under certain circumstances, the Fund may have to limit its currency transactions to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”); in this regard, the Fund presently intends to limit its gross income from currency hedging transactions to less than 10% of its gross income in any taxable year until such time as the Fund determines that income from such transactions need not be subject to this restriction. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Risk Factors in Derivatives

      Derivatives are volatile and involve significant risks, including:

      Credit Risk — the risk that the counterparty on a Derivative transaction will be unable to honor its financial obligation to the Fund.

      Currency Risk — the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      Leverage Risk — the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

      Use of Derivatives for hedging purposes involves the correlation risk. If the value of the Derivative moves more or less than the value of the hedged instruments the Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer such stock index options or futures contracts if the volatility of the price of the hedged securities is historically less than that of the stock index options or futures contracts.

      The Fund intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

      Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose the Fund to potential losses, which exceed the amount originally invested by the Fund. When the Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

      Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

      Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

Additional Limitations on the Use of Derivatives

      The Fund may not use any Derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Other Investment Policies and Practices

      Lending of Portfolio Securities. The Fund may lend securities with a value not exceeding 33  1/3% of its total assets to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of such a loan, the Fund typically receives the income on both the loaned securities and the collateral and thereby increases its yield. In certain circumstances, the Fund may receive a flat fee for its loans. The Fund may pay reasonable finder’s, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

      Other Special Considerations: The Fund may, without limit, make short-term investments, purchase high quality bonds or buy or sell Derivatives, to reduce exposure to equity securities and longer term bonds when the Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of shares of the Fund and may reduce the level of current income.

Investment Restrictions

      The Corporation has adopted a number of fundamental and non-fundamental restrictions and policies relating to the investment of the Fund’s assets and its activities. The fundamental policies set forth below may not be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the fundamental investment restrictions the Fund may not:

1. Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.

2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

3. Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

6. Issue senior securities to the extent such issuance would violate applicable law.

7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

9. Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

      The Trust has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed with respect to the Portfolio without the approval of the holders of a majority of the interests of the Portfolio.

      In addition, the Corporation has adopted non-fundamental restrictions that may be changed by the Board without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the Fund’s non-fundamental investment restrictions, the Fund may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund’s shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund currently does not intend to engage in short sales, except short sales “against the box.”

(c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Corporation have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors are not subject to the limitations set forth in this investment restriction.

      The Trust has adopted investment restrictions substantially identical to the foregoing, which are non-fundamental policies of the Trust and may be changed with respect to any Portfolio by the Trustees.

      The staff of the Commission has taken the position that purchased over-the-counter (“OTC”) options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Corporation and Trust have adopted an investment policy pursuant to which the Fund will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund’s outstanding OTC options exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such

OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price). In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Trustees, the Investment Adviser may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust; however, whether or not a particular broker or dealer sells shares of a Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Trust.

      If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

      Portfolio securities of the Fund generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

      Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch, the Investment Adviser, or any of its affiliates, except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See “Portfolio Transactions and Brokerage.” Without such an exemptive order, the Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

Portfolio Turnover

      The portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. The portfolio turnover rate is generally anticipated to be under 100% for the equity portion of the portfolio and under 200% for the bond portion of the portfolio. A high portfolio turnover may result in negative tax consequences, such as an increase in capital gains dividends. High portfolio turnover may also involve correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund.

      For the period April 30, 1999 (commencement of operations) to November 30, 1999 and the fiscal year ended November 30, 2000 the Fund’s portfolio turnover rate was 71.04% and 117.12%, respectively.

MANAGEMENT OF THE FUND

Directors and Officers

      The Board of Directors of the Corporation consists of six individuals, four of whom are not “interested persons” of the Corporation as defined in the Investment Company Act (the “non-interested Directors/Trustees”). The same individuals serve as Trustees of the Trust. The Directors are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

      Information about the Directors and executive officers of the Corporation, including their ages and their principal occupations for at least the last five years is set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

      JEFFREY M. PEEK (53) — Director and President(1)(2) — President of Merrill Lynch Investment Managers, L.P. (“MLIM”) and FAM (which terms herein include their corporate predecessors) since 1997; President and Director of Princeton Services, Inc. (“Princeton Services”) since 1997; Executive Vice President of Merrill Lynch & Co., Inc. (“ML & Co.”) since 1997; Co-Head of Merrill Lynch Investment Banking Division from March 1997 to December 1997; director of Merrill Lynch Global Securities Research and Economics Division from 1995 to 1997; Head of Merrill Lynch Global Industries Group from 1993 to 1995.

      TERRY K. GLENN (60) — Director and Executive Vice President(1)(2) — Executive Vice President of MLIM and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993;

President of FAM Distributors, Inc. since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

      DAVID O. BEIM (60) — Director(2)(3) — 410 Uris Hall, Columbia University, New York, New York 10027. Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound USA since 1997; Chairman of Wave Hill, Inc. since 1980.

      JAMES T. FLYNN (61) — Director(2)(3) — 340 East 72nd Street, New York, New York 10021. Chief Financial Officer of J.P. Morgan & Co. Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.

      W. CARL KESTER (49) — Director(2)(3) — Harvard Business School, Morgan Hall 393, Soldiers Field, Boston, Massachusetts 02163. Industrial Bank of Japan Professor of Finance, Senior Associate Dean and Chairman of the MBA Program of Harvard University Graduate School of Business Administration since 1999; James R. Williston Professor of Business Administration of Harvard University Graduate School of Business from 1997 to 1999; MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration from 1981 to 1997; Independent Consultant since 1978.

      KAREN P. ROBARDS (51) — Director(2)(3) — Robards & Company, 173 Riverside Drive, New York, New York 10024. President of Robards & Company, a financial advisory firm, for more than five years; Director of Enable Medical Corp. since 1996; Director of AtriCure, Inc. since 2000; Director of CineMuse Inc. from 1996 to 2000; Director of the Cooke Center for Learning and Development, a not-for-profit organization, since 1987.

      PETER JOHN GIBBS (42) — Senior Vice President(1)(2) — 33 King William Street, London, EC4R 9AS, England. Chairman and Chief Executive Officer of Mercury Advisors since 1998; Director of Mercury Asset Management Ltd. since 1993; Director of Mercury Asset Management International Channel Islands Ltd. since 1997.

      DONALD C. BURKE (40) — Treasurer and Vice President(1)(2) — First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of FAM Distributors, Inc. since 1999; Vice President of MLIM and FAM from 1990 to 1997; Director of Taxation of MLIM since 1990.

      ROBERT E. PUTNEY, III (40) — Secretary(1)(2) — Director (Legal Advisory) of MLIM and Princeton Administrators, L.P. since 1997; Vice President of MLIM from 1994 to 1997; Vice President of Princeton Administrators, L.P. from 1996 to 1997; Attorney with MLIM from 1991 to 1994.

(1)	Interested person, as defined in the Investment Company Act, of the Fund.

(2)	Such Director or officer is a trustee, director or officer of other investment companies for which the Investment Adviser or its Affiliates, acts as investment adviser.

(3)	Member of the Corporation’s and Trust’s Audit and Nominating Committee (the “Committee”), which is responsible for the selection of the independent auditors and the selection and nomination of non-interested Directors/ Trustees.

     As of March 1, 2001, the officers and Directors of the Corporation as a group (nine persons) owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co. and owned an aggregate of less than 1% of the outstanding shares of the Fund.

Compensation of Directors/ Trustees

      The Corporation and the Trust pay each non-interested Director/ Trustee, for service to the Fund and the Portfolio, a fee of $3,000 per year plus $500 per in-person Board meeting attended. The Corporation and the Trust also compensate each member of the Committee, which consists of all of the non-interested Directors/ Trustees, at a rate of $1,000 per year. The Corporation and the Trust reimburse each non-interested Director/ Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings.

      The following table shows the compensation earned by the non-interested Directors/ Trustees with respect to the Fund/ Portfolio for the fiscal year ended November 30, 2000 and the aggregate compensation paid by all investment companies advised by Mercury Advisors, FAM, or their affiliates (“Mercury and

Affiliates-Advised Funds”) to the non-interested Directors/ Trustees for the calendar year ended December 31, 2000.

		Pension or	Total Compensation From
	Aggregate	Retirement Benefits	Fund/Portfolio and
	Compensation	Accrued as Part of	Mercury and Affiliates-
	From	Fund/Portfolio	Advised Funds Paid To
Name of Director/Trustee	Fund/Portfolio	Expenses	Directors/Trustees(1)

David O. Beim	$6,000	None	$54,000

James T. Flynn	$6,000	None	$96,000

W. Carl Kester	$6,000	None	$96,000

Karen P. Robards	$6,000	None	$54,000

(1)	The Directors/ Trustees serve on the boards of Mercury and Affiliates-Advised Funds as follows: Mr. Beim (4 registered investment companies consisting of 17 portfolios); Mr. Flynn (6 registered investment companies consisting of 24 portfolios); Mr. Kester (6 registered investment companies consisting of 24 portfolios); and Ms. Robards (4 registered investment companies consisting of 17 portfolios).

     The Directors of the Corporation and the Trustees of the Trust may purchase Class I shares of the Fund at net asset value. See “Purchase of Shares — Reduced Initial Sales Charges — Purchase Privilege of Certain Persons.”

Administration Arrangements

      The Corporation on behalf of the Fund has entered into an administration agreement with FAM as Administrator (the “Administration Agreement”). The Administrator receives for its services to the Fund monthly compensation at the annual rate of 0.20% of the average daily net assets of the Fund. The table below sets forth information about the total administrative fees paid by the Fund to the Administrator for the periods indicated.

Period	Administrative Fee

Fiscal year ended November 30, 2000	$923,232

April 30, 1999 (commencement of operations) to November 30, 1999	$525,546

      The Administration Agreement obligates the Administrator to provide certain administrative services to the Corporation and the Fund and to pay, or cause its affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Corporation. The Administrator is also obligated to pay, or cause its affiliate to pay, the fees of those officers, Directors and Trustees who are affiliated persons of the Administrator or any of its affiliates. The Corporation pays, or causes to be paid, all other expenses incurred in the operation of the Corporation and the Fund (except to the extent paid by FAM Distributors, Inc. (the “Distributor”)), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and Financial Data Services, Inc. (the “Transfer Agent”), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Administrator, or of an affiliate of the Administrator, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or the Fund. The Distributor will pay certain promotional expenses of the Fund incurred in connection with the offering of shares of the Fund. Certain expenses will be financed by the Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. Accounting services are provided for the Fund and the Portfolio by State Street Bank and Trust Company (“State Street”) pursuant to an agreement between State Street, the Portfolio and the Fund. The Fund and the Portfolio will pay the cost of these services. In addition, the Fund and the Portfolio will reimburse the Investment Adviser and the Administrator for the cost of certain additional accounting services.

      Duration and Termination. Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from its effective date. Thereafter, it will remain in effect from year to year with respect to the Fund if approved annually (a) by the Board of Directors and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to the Fund without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Management and Advisory Arrangements

      Investment Advisory Services and Fee. The Fund invests all of its assets in shares of the Portfolio. Accordingly, the Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the Trust. The Trust on behalf of the Portfolio has entered into an investment advisory agreement with Mercury Advisors as Investment Adviser (the “Investment Advisory Agreement”). As discussed in “The Management Team — Management of the Fund” in the Prospectus, the Investment Adviser receives for its services to the Portfolio monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio.

      The table below sets forth information about the total investment advisory fees paid by the Portfolio to the Investment Adviser for the periods indicated.

Period	Investment Advisory Fee

Fiscal year ended November 30, 2000	$2,772,140

April 30, 1999 (commencement of operations) to November 30, 1999	$1,578,240

      Payment of Trust Expenses. The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay, or cause an affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Trust. The Investment Adviser is also obligated to pay, or cause its affiliate to pay, the fees of all officers, Trustees and Directors who are affiliated persons of the Investment Adviser or any sub-adviser or of an affiliate of the Investment Adviser or any sub-adviser. The Trust pays, or causes to be paid, all other expenses incurred in the operation of the Portfolio and the Trust (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the prospectuses and statements of additional information, charges of the custodian, any sub-custodian and the Transfer Agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of non-interested Directors/ Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust or the Portfolio. Accounting services are provided for the Trust and the Portfolio by State Street Bank and Trust Company (“State Street”) pursuant to an agreement with State Street. The Trust and the Portfolio will pay the cost of these services. In addition, the Trust and the Portfolio will reimburse the Investment Adviser for the cost of certain additional accounting services.

      Organization of the Investment Adviser. Mercury Advisors is located at 33 King William Street, London EC4R 9AS, England. Mercury Advisors is an affiliate of Merrill Lynch Investment Managers. The ultimate parent of Mercury Advisors is ML & Co., a financial services holding company. ML & Co. is a controlling person of Mercury Advisors as defined under the Investment Company Act because of its ownership of its voting securities or its power to exercise a controlling influence over its management or policies.

      The Trust has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to all or a portion of the Portfolio’s daily cash assets. The Trust has agreed to use its reasonable best efforts to cause the Investment Adviser to pay to FAM a fee in an amount to be determined from time to time by the Investment Adviser and FAM but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement. For the period April 30, 1999

(commencement of operations) to November 30, 1999 and the fiscal year ended November 30, 2000, the Investment Adviser paid no fees to FAM pursuant to the Sub-Advisory Agreement.

      Organization of FAM. FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. FAM, an affiliate of Mercury Advisors, is a wholly owned subsidiary of ML & Co., a financial services holding company and the parent of Merrill Lynch. ML & Co. and Princeton Services, the partners of FAM, are “controlling persons” of FAM as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

      Duration and Termination. Unless earlier terminated as described below, the Investment Advisory Agreement and Sub-Advisory Agreement will each continue in effect for two years from its effective date. Thereafter, they will remain in effect from year to year if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Portfolio and (b) by a majority of the Trustees who are not parties to such contracts or interested persons (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and will automatically terminate in the event of its assignment. In addition, such contracts may be terminated with respect to the Portfolio by the vote of a majority of the outstanding voting securities of such Portfolio, or by the Investment Adviser, without penalty on 60 days’ written notice at the option of either party thereto, or by the vote of the shareholders of the Portfolio.

      Transfer Agency Services. Financial Data Services, Inc. (the “Transfer Agent”), a subsidiary of ML & Co., acts as the Fund’s Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the “Transfer Agency Agreement”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee ranging from $11.00 to $23.00 per account (depending on the level of services required) but is set at 0.10% for certain accounts that participate in certain fee-based programs. The Transfer Agent is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $0.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

      Accounting Services. The Fund and Portfolio have entered into an agreement with State Street, commencing January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund and Portfolio. The Fund and Portfolio will pay the cost of these services. The Investment Adviser and Administrator provides certain additional accounting services to the Fund and Portfolio. The Fund and Portfolio will reimburse the Investment Adviser and the Administrator, respectively, for the cost of these services. For the fiscal year ended November 30, 2000, the Investment Adviser provided accounting services to the Fund and Portfolio at its cost in connection with such services and the Portfolio reimbursed the Investment Adviser $191,467 for these services.

      Distribution Expenses. The Corporation has entered into a distribution agreement with the Distributor with respect to each class of Fund shares in connection with the continuous offering of shares of the Fund (the “Distribution Agreement”). The Distribution Agreement obligates the Distributor with respect to each class of Fund shares to pay certain expenses in connection with the continuous offering of the shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

Code of Ethics

      The Board of Trustees of the Trust, the Board of Directors of the Corporation, the Investment Adviser, the Sub-Adviser and the Distributor (each, a “Rule 17j-1 Organization”) have each approved a Code of Ethics under Rule 17j-1 of the Investment Company Act (together the “Codes of Ethics”). The Codes of Ethics significantly restrict the personal investing activities of all employees of the Rule 17j-1 Organizations and, as described below, impose additional, more onerous restrictions on Fund investment personnel.

      The Codes of Ethics require that all employees of the Rule 17j-1 Organizations preclear any personal securities investments (with limited exceptions, such as mutual funds, high quality short term securities and direct obligations of the U.S. government). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Rule 17j-1 Organizations include a ban on acquiring any securities in a “hot” initial public offering and investment personnel are prohibited from profiting on short term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes of Ethics provide for trading “blackout periods” which prohibit trading by investment personnel of the Fund within seven calendar days before or after trading by the Fund in the same or an equivalent security.

PURCHASE OF SHARES

      Reference is made to “How to Buy, Sell, Transfer and Exchange Shares” in the Prospectus.

      The Fund offers four classes of shares: shares of Class I and Class A are sold to investors choosing the initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class I, Class A, Class B and Class C share of the Fund represents an identical interest in the investment portfolio of the Fund, and has the same rights, except that Class A, Class B and Class C shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Class A, Class B and Class C shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class A Distribution Plan). Each class has different exchange privileges. See “Shareholder Services — Exchange Privilege.”

      FAM Distributors, Inc., an affiliate of the Investment Adviser and of Merrill Lynch, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address P.O. Box 9081, Princeton, New Jersey 08543-9081) acts as Distributor for the Fund.

      The Fund offers its shares at a public offering price equal to the next determined net asset value per share plus any sales charge application to the class of shares selected by the investor. The applicable offering price for purchase orders is based upon the net asset value of the Fund next determined after receipt of the purchase order by the Distributor. As to purchase orders received by securities dealers or other financial intermediaries prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) which includes orders received after the determination of net asset value on the previous day, the applicable offering price will be based on the net asset value on the day the order is placed with the Distributor, provided that the orders are received by the Distributor prior to 30 minutes after the close of business on the NYSE on that day. However, certain financial intermediaries may require submission of orders prior to the time of the close of business on the NYSE. If the purchase orders are not received prior to 30 minutes after the close of business on the NYSE on that day, such orders shall be deemed received on the next business day. Financial intermediaries have the responsibility of submitting purchase orders to the Fund not later than 30 minutes after the close of business on the NYSE in order to purchase shares at that day’s offering price.

      The Fund or the Distributor may suspend the continuous offering of the Fund’s shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Fund or the Distributor. The Distributor, the dealers or other financial intermediaries are not permitted to withhold placing orders to benefit themselves by a price change. Certain securities dealers or other financial intermediaries may charge a fee in connection with a purchase. For example, the fee charged by Merrill Lynch is currently $5.35. Fees charged by other securities dealers or financial intermediaries may be higher or lower. Purchases made directly through the Transfer Agent are not subject to the processing fee.

Initial Sales Charge Alternatives — Class I and Class A Shares

      Investors who prefer an initial sales charge alternative may elect to purchase Class A shares or, if an eligible investor, Class I shares. Investors choosing the initial sales charge alternatives who are eligible to purchase Class I shares should purchase Class I shares rather than Class A shares, because there is an account maintenance fee imposed on Class A shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive, because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time may elect to purchase Class I or Class A shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charges, and, in the case of Class A shares, the account maintenance fee. Although some investors who previously purchased Class I shares may no longer be eligible to purchase Class I shares of other Mercury mutual funds, those previously purchased Class I shares, together with Class A, Class B and Class C share holdings, will count toward a right of accumulation which may qualify the investor for a reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class A account maintenance fees will cause Class A shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class I shares.

      The term “purchase,” as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class I and Class A shares of the Fund, refers to a single purchase by an individual or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term “purchase” also includes purchases by any “company,” as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

Eligible Class I Investors

      Class I shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class I shares. Investors who currently own Class I shares of the Fund in a shareholder account are entitled to purchase additional Class I shares of the Fund in that account. Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class I shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by Mercury Advisors or any of its affiliates. Also eligible to purchase Class I shares at net asset value are participants in certain investment programs including certain managed accounts for which a trust institution, thrift or bank trust department provides discretionary trustee services, certain collective investment trusts for which a trust institution, thrift, or bank trust department serves as trustee, certain purchases made in connection with certain fee-based programs and certain purchases made through certain financial advisers, selected dealers, brokers, investment advisers, service providers and other financial intermediaries. In addition, Class I shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees, to members of the Boards of Mercury and Affiliates-Advised investment companies, including the Corporation, and to employees of certain selected dealers or other financial intermediaries. Class I shares may also be offered at net asset value to certain accounts over which Mercury Advisors or an affiliate exercises investment discretion.

Class I and Class A Sales Charge Information

Class I Shares

For the Fiscal Period	Gross Sales	Sales Charge	Sales Charge	CDSCs Received on
Ended	Charges	Retained by	Paid to	Redemption of
November 30,	Collected	Distributor	Merrill Lynch	Load-Waived Shares

2000	$231	$11	$220	$141
1999 *	$0	$0	$0	$0

Class A Shares

For the Fiscal Period	Gross Sales	Sales Charge	Sales Charge	CDSCs Received on
Ended	Charges	Retained by	Paid to	Redemption of
November 30,	Collected	Distributor	Merrill Lynch	Load-Waived Shares

2000	$80,377	$5,378	$74,999	$0
1999 *	$2,027,328	$10,322	$2,017,017	$0

*	For the period April 30, 1999 (commencement of operations) to November 30, 1999.

      The Distributor may reallow discounts to selected dealers or other financial intermediaries and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers or other financial intermediaries. Since securities dealers and other financial intermediaries selling Class I and Class A shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Reduced Initial Sales Charges

      Reductions in or exemptions from the imposition of a sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed to obtain such investments.

      Reinvested Dividends. No initial sales charges are imposed upon Class I and Class A shares issued as a result of the automatic reinvestment of dividends.

      Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of the Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser’s combined holdings of all classes of shares of the Fund and of other Mercury mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser’s securities dealer or other financial intermediary, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

      Letter of Intent. Reduced sales charges are applicable to purchases aggregating $25,000 or more of Class I or Class A shares of the Fund or any other Mercury mutual funds made within a 13-month period starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is available only to investors whose accounts are established and maintained at the Fund’s Transfer Agent. The Letter of Intent is not available to employee benefit plans for which affiliates of Mercury International provide plan participant record-keeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class I or Class A shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class I and Class A shares of the Fund and of other Mercury mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent (minimum of $25,000), the investor will be notified and must pay, within 20 days of the execution of such Letter, the difference between the sales charge on the Class I or Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class I or Class A shares equal to five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least five percent of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge but there will be no retroactive reduction of the sales charges on any previous purchase.

      The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter. An exchange from the Summit Cash Reserves Fund (“Summit”) into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intent from the Fund.

      Purchase Privilege of Certain Persons. Directors of the Corporation and Trustees of the Trust, members of the Boards of other investment companies advised by Mercury Advisors or its affiliates, directors and employees of ML & Co. and its subsidiaries (the term “subsidiaries,” when used herein with respect to ML & Co., includes Mercury Advisors, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.), employees of certain selected dealers, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class I shares of the Fund at net asset value. The Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees and directors or trustees wishing to purchase shares of the Fund must satisfy the Fund’s suitability standards.

      Class I and Class A shares may also be offered at net asset value to certain accounts over which Mercury or an affiliate exercises investment discretion.

      Managed Trusts. Class I shares are offered at net asset value to certain trusts to which trust institutions, thrifts, and bank trust departments provide discretionary trustee services.

      Acquisition of Certain Investment Companies. Class A shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

      Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class I or Class A shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan and/or the aggregate amount invested by the plan in specified investments. For additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements, call your plan administrator or your selected dealer or other financial intermediary.

      Purchases Through Certain Financial Intermediaries. Reduced sales charges may be applicable for purchases of Class I or Class A shares of the Fund through certain financial advisers, selected securities dealers, brokers, investment advisers, service providers and other financial intermediaries that meet and adhere to standards established by Mercury Advisors from time to time.

Deferred Sales Charge Alternatives — Class B and Class C Shares

      Investors choosing between the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Mercury mutual funds.

      Because no initial sales charges are deducted at the time of the purchase, Class B and Class C shares provide the benefit of putting all of the investor’s dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors that do not qualify for the reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class A shares of the Fund after a conversion period of approximately eight years, and thereafter investors will be subject to lower ongoing fees.

      The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. See “Pricing of Shares — Determination of Net Asset Value” below.

Contingent Deferred Sales Charges — Class B Shares

      Class B shares that are redeemed within six years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over six years or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the six-year period. A transfer of shares from a shareholder’s account to another account will be assumed to be made in the same order as a redemption.

      The following table sets forth the Class B CDSC:

CDSC as a Percentage
of Dollar Amount
Year Since Purchase Payment Made	Subject to Charge

0-1	4.0%

1-2	4.0%

2-3	3.0%

3-4	3.0%

4-5	2.0%

5-6	1.0%

6 and thereafter	0.0%

      To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the third year after purchase).

      As discussed in the Prospectus under “Account Choices — Pricing of Shares — Class B and Class C Shares — Deferred Sales Charge Options,” while Class B shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge may be reduced or waived in certain instances. These include certain post-retirement withdrawals from an IRA or other retirement plan or redemption of

Class B shares in certain circumstances following the death of a Class B shareholder. In the case of such withdrawal, the reduction or waiver applies to: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan on attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution); or (b) any partial or complete redemption following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the “Code”)) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability or, if later, reasonably promptly following completion of probate or in connection with involuntary termination of an account in which Fund shares are held (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).

      The charge may also be reduced or waived in other instances such as: (c) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers; (d) redemptions in connection with participation in certain fee-based programs managed by the Investment Adviser or its affiliates; (e) redemptions in connection with participation in certain fee-based programs managed by selected dealers and other financial intermediaries that have agreements with the Distributor or its affiliates; or (f) withdrawals through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established.

      Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or saving plans and certain other arrangements may purchase Class B shares with a waiver of the CDSC upon redemption, based on the number of employees or number of employees eligible to participate in the plan and/or the aggregate amount invested by the plan in specified investments. Such Class B shares will convert into Class A shares approximately ten years after the plan purchases the first share of any Mercury mutual fund. Minimum purchase requirements may be waived or varied for such plans. For additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements, call your plan administrator or your selected dealer or other financial intermediary.

      Conversion of Class B Shares to Class A Shares. As discussed in the Prospectus under “Account Choices — Pricing of Shares — Class B and Class C Shares — Deferred Sales Charge Options,” Class B shares of equity Mercury mutual funds convert automatically to Class A shares approximately eight years after purchase (the “Conversion Period”). Class A shares are subject to an ongoing account maintenance fee of 0.25% of average daily net assets but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class A shares will occur at least once each month (on the “Conversion Date”) on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

      In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class A shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at the Conversion Date the conversion of Class B shares to Class A shares of the Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of the Fund held in the account on the Conversion Date will be converted to Class A shares of the Fund.

      The Conversion Period is modified for shareholders who purchased Class B shares through certain retirement plans that qualified for a waiver of the CDSC normally imposed on purchases of Class B shares (“Class B Retirement Plans”). When the first share of any Mercury mutual fund purchased by a Class B Retirement Plan has been held for ten years (i.e., ten years from the date the relationship between Mercury mutual funds and the Class B Retirement Plan was established), all Class B shares of all Mercury mutual funds held in that Class B Retirement Plan will be converted into Class A shares of the appropriate funds.

Subsequent to such conversion, that Class B Retirement Plan will be sold Class A shares of the appropriate funds at net asset value per share.

      The Conversion Period may also be modified for investors who participate in certain fee-based programs. See “Shareholder Services — Fee-Based Programs” below.

Contingent Deferred Sales Charges — Class C Shares

      Class C shares are subject only to a one-year 1% CDSC. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends. The Class C CDSC may be waived in connection with participation in certain fee-based programs, involuntary termination of an account in which Fund shares are held, and withdrawals through the Systematic Withdrawal Plan.

      In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder’s account to another account will be assumed to be made in the same order as a redemption.

      Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of selected dealers or other financial intermediaries related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial intermediaries for selling Class B and Class C shares. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase.

Class B and Class C Sales Charge Information

Class B Shares*

For the Fiscal Year	CDSCs Received	CDSCs Paid to
Ended November 30,	by Distributor	Merrill Lynch

2000	$1,052,134	$1,052,134
1999 **	$330,505	$330,505

Class C Shares

For the Fiscal Year	CDSCs Received	CDSCs Paid to
Ended November 30,	by Distributor	Merrill Lynch

2000	$76,616	$76,616
1999 **	$61,376	$61,376

*	Additional Class B CDSCs payable to the Distributor may have been waived or converted to a contingent obligation in connection with a shareholder’s participation in certain fee-based programs.

**	For the period April 30, 1999 (commencement of operations) to November 30, 1999.

      The Distributor compensates financial intermediaries for selling Class B and Class C shares at the time of purchase from its own funds. Proceeds from CDSC and the ongoing distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) or other financial intermediaries related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial intermediaries for selling Class B and Class C shares. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See “Purchase of Shares — Distribution Plans” above. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See “Purchase of Shares — Limitations on the Payment of Deferred Sales Charges” below.

Distribution Plans

      Reference is made to “Account Choices — Pricing of Shares” in the Prospectus for certain information with respect to separate distribution plans for Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of the Fund (each a “Distribution Plan”) with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor with respect to such classes.

      The Distribution Plan for each of the Class A, Class B and Class C shares provides that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor for providing, or arranging for the provision of account maintenance activities.

      The Distribution Plan for each of the Class B and Class C shares provides that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor for providing or arranging for the provision of, shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial intermediaries for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through selected dealers and other financial intermediaries without the assessment of an initial sales charge and at the same time permit the Distributor to compensate financial intermediaries in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class I and Class A shares of the Fund in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of the Fund’s Class B and Class C shares.

      The payments under the Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act, and are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Board of Directors of the Corporation for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year on a “fully allocated accrual” basis and quarterly on a “direct expense and revenue/cash” basis. On the fully allocated basis, revenues consist of the account maintenance fees, the distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, the distribution fees and CDSCs and the expenses consist of financial consultant compensation.

      The Fund has no obligation with respect to distribution and/or account maintenance-related expenses incurred by the Distributor and selected dealers or other financial intermediaries in connection with the Class A, Class B and Class C shares, and there is no assurance that the Board of Directors of the Corporation will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Board of Directors will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charges, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on Class B shares will terminate upon conversion of those Class B shares to Class A shares as set forth under “Account Choices — How to Buy, Sell, Transfer and Exchange Shares” in the Prospectus.

      The Fund’s Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of each Distribution Plan, the Board of Directors of the Corporation must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and each related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Directors shall be committed to the discretion of the non-interested Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that such Distribution Plan will benefit the Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of Directors, including a majority of the non-interested Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

      For the fiscal year ended November 30, 2000, the Fund paid the Distributor $98,157 pursuant to the Class A Distribution Plan (based on average daily net assets subject to such Class A Distribution Plan of approximately $39.3 million), all of which was paid to Merrill Lynch for providing account maintenance activities in connection with Class A shares. For the fiscal year ended November 30, 2000, the Fund paid the Distributor $2,702,213 pursuant to the Class B Distribution Plan (based on average daily net assets subject to such Class B Distribution Plan of approximately $270.2 million), all of which was paid to Merrill Lynch for providing account maintenance and distribution-related activities and services in connection with Class B shares. For the fiscal year ended November 30, 2000, the Fund paid the Distributor $1,399,002 pursuant to the Class C Distribution Plan (based on average daily net assets subject to such Class C Distribution Plan of approximately $139.9 million), all of which was paid to Merrill Lynch for providing account maintenance and distribution-related activities and services in connection with Class C shares.

Limitations on the Payment of Deferred Sales Charges

      The maximum sales charge rule in the Conduct Rules of the National Association of Securities Dealers, Inc. (“NASD”) imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).

      The following table sets forth comparative information as of November 30, 2000 with respect to the Class B and Class C shares of the Fund indicating the maximum allowable payments that can be made under the NASD maximum sales charge rule.

	Data Calculated as of November 30, 2000

	(in thousands)
							Annual
							Distribution
		Allowable	Allowable		Amounts		Fee at
	Eligible	Aggregate	Interest on	Maximum	Previously	Aggregate	Current Net
	Gross	Sales	Unpaid	Amount	Paid to	Unpaid	Asset
	Sales(1)	Charges(2)	Balance(3)	Payable	Distributor(4)	Balance	Level(5)

Class B Shares for the period April 30, 1999 (commencement of operations) to November 30, 2000	$285,940	$17,854	$2,463	$20,317	$4,558	$15,759	$1,773

Class C Shares for the period April 30, 1999 (commencement of operations) to November 30, 2000	$154,549	$9,651	$1,357	$11,008	$1,777	$9,231	$858

(1)	Purchase price of all eligible Class B and Class C shares sold during the periods indicated other than shares acquired through dividend reinvestment and the exchange privilege.

(2)	Includes amounts attributable to exchanges from Summit which are not reflected in Eligible Gross Sales. Shares of Summit can only be purchased by exchange from another fund (the “redeemed fund”). Upon such an exchange, the maximum allowable sales charge payment to the redeemed fund is reduced in accordance with the amount of the redemption. This amount is then added to the maximum allowable sales charge payment with respect to Summit. Upon an exchange out of Summit, the remaining balance of this amount is deducted from the maximum allowable sales charge payment to Summit and added to the maximum allowable sales charge payment to the fund into which the exchange is made.

(3)	Interest is computed on a monthly basis based upon the prime rate, as reported in The Wall Street Journal, plus 1.0% as permitted under the NASD Rule.

(4)	Consists of CDSC payments, distribution fee payments and accruals. See “Fund Facts — Fees and Expenses” in the Prospectus. This figure may include CDSCs that were deferred when a shareholder redeemed shares prior to the expiration of the applicable CDSC period and invested the proceeds, without the imposition of a sales charge, in Class I shares in conjunction with the shareholder’s participation in certain fee-based programs managed by Mercury or its affiliates. The CDSC is booked as a contingent obligation that may be payable if the shareholder terminates participation in certain fee-based programs managed by Mercury or its affiliates.

(5)	Provided to illustrate the extent to which the current level of distribution fee payments (not including any CDSC payments) is amortizing the unpaid balance. No assurance can be given that payments of the distribution fee will reach the NASD maximum (with respect to Class B and Class C shares).

REDEMPTION OF SHARES

      Reference is made to “How to Buy, Sell, Transfer and Exchange Shares” in the Prospectus.

      The Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

      The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for periods during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

      The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the market value of the securities held by the Fund at such time.

      Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts (“UGMA/ UTMA accounts”).

      In addition, the Board of Directors of the Corporation may authorize the Corporation to redeem all or any part of the outstanding shares of any class or series of the Corporation, including the Fund, upon written notice to shareholders.

Redemption

      A shareholder wishing to redeem shares held with the Transfer Agent may do so by tendering the shares directly to the Fund’s Transfer Agent, Financial Data Services, Inc., PO Box 44062, Jacksonville, Florida 32232-4062. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests should not be sent to the Fund. The redemption request requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent’s register. The signature(s) on the redemption request may require a signature guarantee by an “eligible guarantor institution” as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature of all persons whose name(s) shares are recorded on the Transfer Agent’s registers; (ii) all checks must be mailed to the stencil address of record on the Transfer Agent’s register and (iii) the stencil address must not have changed within 30 days. Certain rules may apply regarding certain account types such as, but not limited to UGMA/ UTMA accounts, Joint Tenants with Right of Survivorship, contrabroker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.

      A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from your account, call the Transfer Agent at 1-888-763-2260. The request must be made by the shareholder of record and be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained.

      The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, funds are to be wired to the client’s bank account, a systematic withdrawal plan is in effect, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced, the address on the account has changed within the last 30 days or share certificates have been issued on the account.

      Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemptions may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.

      For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times the Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g. cash, Federal Funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which will usually not exceed 10 days.

      In the event that a single fractional share remains in any shareholder account held directly with the Transfer Agent, such fractional share may be automatically redeemed by the Fund.

Repurchase

      The Fund will also repurchase shares through a shareholder’s listed selected securities dealer or other financial intermediary. The Fund will normally accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after the order is placed. Generally, shares will be priced at the net asset value calculated on the day the request is received, provided that the request for repurchase is submitted to the selected securities dealer or other financial intermediary prior to the close of business on the NYSE (generally the NYSE closes at 4:00 p.m., Eastern time) and such request is received by the Fund from such selected securities dealer or other financial intermediary not later than 30 minutes after the close of business on the NYSE on the same day. However, certain financial intermediaries may require submission of orders prior to that time. Dealers and other financial intermediaries have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE in order to obtain that day’s closing price.

      These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund (other than any applicable CDSC). Securities firms that do not have agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Certain securities dealers or other financial intermediaries may charge a processing fee in connection with a repurchase of shares. For example, the fee currently charged by Merrill Lynch is $5.35. Fees charged by other securities dealers or financial intermediaries may be higher or lower. Repurchases directly through the Fund’s Transfer Agent, on accounts held at the Transfer Agent, are not subject to the processing fee. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. However, a shareholder whose order for repurchase is rejected by the Fund may redeem shares as set forth above.

Reinstatement Privilege — Class I and Class A Shares

      Shareholders of the Fund who have redeemed their Class I and Class A shares have a privilege to reinstate their accounts by purchasing Class I or Class A shares of the Fund, as the case may be, at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor’s financial consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

      Because the Fund will invest exclusively in shares of the Portfolio, it is expected that all transactions in portfolio securities will be entered into by the Portfolio. Subject to policies established by the Board of Trustees, the Investment Adviser is primarily responsible for the execution of the Portfolio’s portfolio transactions and the allocation of brokerage. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Investment Adviser seeks to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm’s risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest spread or commission available. In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Trustees, the Investment Adviser may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust; however, whether or not a particular broker or dealer sells shares of a Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Trust.

      Subject to obtaining the best net results, brokers who provide supplemental investment research services to the Investment Adviser may receive orders for transactions by the Trust. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of the Investment Adviser the Trust will benefit from supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. Certain supplemental research services may primarily benefit one or more other investment companies or other accounts for which the Investment Adviser exercises investment discretion. Conversely, the Trust may be the primary beneficiary of the supplemental research services received as a result of portfolio transactions effected for such other accounts or investment companies.

      The Trust anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally may be higher than in the United States, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. The Trust’s ability and decision to purchase and sell portfolio securities may be affected by non-U.S. laws and regulations relating to the convertibility and repatriation of assets.

      Information about the brokerage commissions paid by the Portfolio, including commissions paid to Merrill Lynch, is set forth in the following table:

		Brokerage
	Brokerage	Commissions Paid
Period	Commissions Paid	to Merrill Lynch

Fiscal Year Ended November 30, 2000	$568,723	$32,587

April 30, 1999 (commencement of operations) to November 30, 1999	$372,541	$7,597

      For the fiscal year ended November 30, 2000, the brokerage commissions paid to Merrill Lynch represented 5.73% of the aggregate brokerage commissions paid and involved 4.54% of the Fund’s dollar amount of transactions involving payment of brokerage commissions.

      The Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Trust and persons who are affiliated with such affiliated persons are prohibited from dealing with the Trust as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, the Trust will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the Trust may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

      In addition, the Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Trustees of the Trust that either comply with rules adopted by the Commission or with interpretations of the Commission staff. See “Investment Objective and Policies — Investment Restrictions.”

      Section 11(a) of the Exchange Act generally prohibits members of the United States national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Trust in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Trust and annual statements as to aggregate compensation will be provided to the Trust.

      The Board of Trustees of the Trust has considered the possibility of seeking to recapture for the benefit of the Trust brokerage commissions and other expenses of portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Portfolio to the Investment Adviser. After considering all factors deemed relevant, the Board of Trustees made a determination not to seek such recapture. The Board of Trustees will reconsider this matter from time to time.

      Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Portfolio or other clients or funds for which the Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

PRICING OF SHARES

Determination of Net Asset Value

      Reference is made to “Pricing of Shares” in the Prospectus.

      The net asset value of the shares of all classes of the Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Administrator and the Distributor, and the advisory fees payable indirectly by the Portfolio to the Investment Adviser, are accrued daily.

      The principal assets of the Fund will normally be its interest in the underlying Portfolio, which will be valued at its net asset value. Net asset value is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the management fees and any account maintenance and/or distribution fees, are accrued daily.

      The per share net asset value of Class A, Class B and Class C shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fee applicable with respect to Class A shares. Moreover, the per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of Class A shares reflecting the daily expense accruals of the distribution fees and higher agency fees applicable with respect to Class B and Class C shares of the Fund. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.

      Portfolio securities including ADRs, EDRs and GDRs held by the Trust that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the OTC market are valued at the last available ask price. When the Portfolio writes an option, the amount of the premium received is recorded on the books of the Portfolio as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by the Portfolio are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. The value of swaps, including interest rate swaps, caps and floors, will be determined by obtaining dealer quotations. Other investments, including financial futures contracts and related options, are stated at market value. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

      Bonds held by the Portfolio are traded primarily in the OTC markets. In determining net asset value, the Portfolio uses the valuations of portfolio securities furnished by a pricing service approved by the Board of Trustees. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. The bonds for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Board of Trustees. The Board of Trustees has determined in good faith that the use of a pricing service is a fair method of determining the valuation of portfolio securities.

      Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value.

      Each investor in the Trust may add to or reduce its investment in the Portfolio on each day the NYSE is open for trading. The value of each investor’s (including the Fund’s) interest in the Portfolio will be determined after the close of business on the NYSE by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor’s share of the aggregate interests in the Portfolio. The close of business on the NYSE is generally 4:00 p.m., Eastern Time. Any additions or withdrawals to be effected on that day will then be effected. The investor’s percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio after the close of business of the NYSE on the next determination of net asset value of the Portfolio.

Computation of Offering Price Per Share

      An illustration of the computation of the offering price for Class I, Class A, Class B and Class C shares of the Fund based on the Fund’s net assets and number of shares outstanding as of November 30, 2000 is set forth below:

	Class I	Class A	Class B	Class C

Net Assets	$9,311,472	$28,854,246	$236,312,641	$116,277,341

Number of Shares Outstanding	929,970	2,889,169	23,856,592	11,739,492

Net Assets Value Per share (net assets divided by number of shares outstanding)	$10.01	$9.99	$9.91	$9.90

Sales charge (for Class I and Class A Shares: 5.25% of offering price; 5.54% of net asset value per share)*	.55	.55	**	**

Offering Price	$10.56	$10.54	$9.91	$9.90

*	Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.

**	Class B and Class C Shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See “Purchase of Shares — Deferred Sales Charge Alternatives — Class B and Class C Shares” herein.

SHAREHOLDER SERVICES

      The Fund offers a number of shareholder services and investment plans described below that are designed to facilitate investment in its shares of the Fund. Full details as to each such services, copies of the various plans and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Fund by calling the telephone number on the cover page hereof, or from the Distributor or your selected securities dealer or other financial intermediary. Certain of these services are available only to U.S. investors.

Investment Account

      Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements will also show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent.

      The Fund does not issue share certificates. Shareholders may transfer their Fund shares to another securities dealer or other financial intermediary that has an authorized agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. After the transfer, the shareholder may purchase additional shares of funds owned before the transfer and all future trading of these assets must be coordinated by the new firm. If a shareholder wishes to transfer his or her shares to a securities dealer or other financial intermediary that has not entered into an authorized agreement with the Distributor, the shareholder must either (i) redeem his or her shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. The shareholder may also request the new securities dealer or other financial intermediary to maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer or other financial intermediary for the benefit of the shareholder whether the securities dealer or other financial intermediary has entered into an authorized agreement or not.

      Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from a selected dealer or other financial intermediary to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares, paying any applicable CDSC, so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at a selected dealer or other financial intermediary for those shares.

Automatic Investment Plan

      A shareholder may make additions to an Investment Account at any time by purchasing Class I shares (if an eligible Class I investor) or Class A, Class B or Class C shares at the applicable public offering price. These purchases may be made either through the shareholder’s securities dealer or other financial intermediary or by mail directly to the Transfer Agent, acting as agent for such securities dealer or other financial intermediary. You may also add to your account by automatically investing a specific amount in the Fund on a periodic basis through your selected dealer or other financial intermediary. The current minimum for such automatic additional investments is $100. This minimum may be waived or revised under certain circumstances.

Automatic Dividend Reinvestment Plan

      Unless specific instructions are given as to the method of payment, dividends will be automatically reinvested, without sales charge, in additional full and fractional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund determined as of the close of business on the NYSE on the monthly payment date for such dividends. No CDSC will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends.

      Shareholders may, at any time, elect to have subsequent dividends, paid in cash, rather than reinvested in shares of the Fund or vice versa (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). If the shareholder’s account is maintained with the Transfer Agent, he or she may contact the Transfer Agent in writing or by telephone (1-888-763-2260). For other accounts, the shareholder should contact his or her financial consultant, selected securities dealer or other financial intermediary. Commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. The Fund is not responsible for any failure of delivery to the shareholder’s address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder’s bank account.

Systematic Withdrawal Plan

      A shareholder may elect to make withdrawals from an Investment Account of Class I, Class A, Class B or Class C shares in the form of payments by check or through automatic payment by direct deposit to such shareholder’s bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

      At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder’s account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. Redemptions will be made at the net asset value as determined as of the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. With respect to shareholders who hold accounts with their broker-dealer, redemptions will be made at net asset value determined as described herein on the first, second, third or fourth Monday of each month, or the first, second, third or fourth Monday of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed as of the close of business on the NYSE on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit will be made on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends on all shares in the Investment Account are reinvested automatically in shares of the Fund. A shareholder’s systematic withdrawal plan may be terminated at any time, without a charge or penalty, by the shareholder, the Fund, the Fund’s Transfer Agent or the Distributor.

      With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See “Account Choices — Pricing of Shares — Class B and Class C Shares — Deferred Sales Charge Options” in the Prospectus. Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class A shares, a shareholder must make a new election to join the systematic withdrawal program with respect to the Class A shares. If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan the investor should contact his or her financial intermediary.

      Withdrawal payments should not be considered as dividends, yield or income. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder’s original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Fund will not knowingly accept purchase orders for shares of the Fund from investors who maintain a systematic withdrawal plan unless such purchase is equal to at least one year’s scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

Retirement and Education Savings Plans

      The minimum initial purchase to establish a retirement or an education savings plan is $100. Dividends received in each of the plans are exempt from Federal taxation until distributed from the plans. Different tax rules apply to Roth IRA plans and education savings plans. Investors considering participation in any retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan.

Exchange Privilege

      U.S. shareholders of each class of shares of the Fund have an exchange privilege with other Mercury mutual funds and Summit. The exchange privilege does not apply to any other funds. Under the Fund’s pricing system, Class I shareholders may exchange Class I shares of the Fund for Class I shares of a second Mercury mutual fund. If the Class I shareholder wants to exchange Class I shares for shares of a second fund, but does not hold Class I shares of the second fund in his or her account at the time of exchange and is not otherwise eligible to acquire Class I shares of the second fund, the shareholder will receive Class A shares of the second fund as a result of the exchange. Class A shares also may be exchanged for Class I shares of a second Mercury mutual fund at any time as long as, at the time of the exchange, the shareholder is eligible to acquire Class I shares of any Mercury mutual fund. Class A, Class B and Class C shares are exchangeable with shares of the same class of other Mercury mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is “tacked” to the holding period of the newly acquired shares of the other fund as more fully described below. Class I, Class A, Class B and Class C shares also are exchangeable for shares of Summit, a money market fund specifically designated for exchange by holders of Class I, Class A, Class B or Class C shares. Class I and Class A shares will be exchanged for Class A shares of Summit, and Class B and Class C shares will be exchanged for Class B shares of Summit. Summit Class A and Class B shares do not include any front-end sales charge or CDSC; however, Summit Class B shares pay a 12b-1 distribution fee of 0.75% and are subject to a CDSC payable as if the shareholder still held shares of the Mercury fund used to acquire the Summit Class B shares.

      Exchanges of Class I or Class A shares outstanding (“outstanding Class I or Class A shares”) for Class I or Class A shares of another Mercury mutual fund, or for Class A shares of Summit (“new Class I or Class A shares”) are transacted on the basis of relative net asset value per Class I or Class A share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class I or Class A shares and the sales charge payable at the time of the exchange on the new Class I or Class A shares. With respect to outstanding Class I or Class A shares as to which previous exchanges have taken place, the “sales charge previously paid” shall include the aggregate of the sales charges paid with respect to such Class I or Class A shares in the initial purchase and any subsequent exchange. Class I or Class A shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class I or Class A shares. For purposes of the exchange privilege, dividend reinvestment Class I and Class A shares shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class I or Class A shares on which the dividend was paid. Based on this formula, Class I and Class A shares of the Fund generally may be exchanged into the Class I and Class A shares, respectively, of the other funds with a reduced or without a sales charge.

      In addition, each of the funds with Class B and Class C shares outstanding (“outstanding Class B or Class C shares”) offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively (or, in the case of Summit, Class B shares) (“new Class B or Class C shares”), of another Mercury mutual fund or of Summit on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund’s CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund’s CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange has been made. For purposes of computing the sales charge that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B shares is “tacked” to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of the Fund for those of another Mercury fund (“new Mercury Fund”) after having held the Fund’s Class B shares for two-and-a-half years. The 3% CDSC that generally would apply to a redemption would not apply to the exchange. Four years later the investor may decide to redeem the Class B shares of new Mercury Fund and receive cash. There will be no CDSC due on this redemption since by “tacking” the two-and-a-half year holding period of the Fund’s Class B shares to the four year holding period for the new Mercury Fund Class B shares, the investor will be deemed to have held the new Mercury Fund Class B shares for more than six years.

      Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. To exercise the exchange privilege, shareholders should contact their financial consultant, who will advise the Fund of the exchange. Shareholders of the Fund and shareholders of the other funds described above with shares for which certificates have not been issued may exercise the exchange privilege by wire through their securities dealers. The Fund reserves the right to require a properly completed Exchange Application.

      Telephone exchange requests are also available in accounts held with the Transfer Agent for amounts up to $50,000. To request an exchange from your account, call the Transfer Agent at 1-888-763-2260. The request must be from the shareholder of record. Before telephone requests will be honored, signature approval from all shareholders of record must be obtained. The shares being exchanged must have been held for at least 15 days. Telephone requests for an exchange will not be honored in the following situations: the accountholder is deceased, request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced or the address on the account has changed within the last 30 days. Telephone exchanges may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.

      This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.

Fee-Based Programs

      Certain fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a “Program”), may permit the purchase of Class I shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares, which will be exchanged for Class I shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in certain Programs may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value. In addition, upon termination of participation in certain Programs, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account, to another financial intermediary, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding certain specific Programs offered through particular selected dealers or other financial intermediaries (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in the Program’s client agreement and from the shareholder’s selected dealer.

DIVIDENDS AND TAXES

Dividends

      The Fund intends to distribute substantially all its net investment income, if any. Dividends from such net investment income will be paid semi-annually. All net realized capital gains, if any, will be distributed to the Fund’s shareholders semi-annually. From time to time, the Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year.

      See “Shareholder Services — Automatic Dividend Reinvestment Plan” for information concerning the manner in which dividends may be reinvested automatically in shares of the Fund. Shareholders may elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class I and Class A shares as a result of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares; similarly, the per share dividends on Class A shares will be lower than the per share dividends on Class I shares as a result of the account maintenance fees applicable with respect to the Class A shares. See “Pricing of Shares — Determination of Net Asset Value.” Within 60 days after the end of the Fund’s taxable year, each shareholder will receive notification summarizing the dividends he or she received that year. This notification will also indicate whether those dividends should be treated as ordinary income or long-term capital gains.

Taxes

      The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Internal Revenue Code (the “Code”). As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class I, Class A, Class B and Class C shareholders (“shareholders”). The Fund intends to distribute substantially all of such income. To qualify for this treatment, the Fund must, among other things, (a) derive at least 90% of its gross income (without offset for losses from the sale or other disposition of stock, securities or foreign currencies) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and certain financial futures, options and forward contracts (the “Income Test”); and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of its assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount no greater than 5% of its assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

      Dividends paid by the Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income, whether or not reinvested.

      The Fund may purchase debt securities that contain original issue discount. Original issue discount that accrues in a taxable year is treated as income earned by the Fund and therefore is subject to the distribution requirements of the Code. Because the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to satisfy the Code’s distribution requirements. Debt securities acquired by the Fund also may be subject to the market discount rules.

      Distributions made from net capital gains (i.e., the excess of net capital gains from the sale of assets held for more than 12 months over net short-term capital losses, and including such gains from certain transactions in futures and options) (“capital gain dividends”) to shareholders will be taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals is 20% with respect to assets held for more than 12 months. The maximum capital gains rate for corporate shareholders currently is the same as the maximum corporate tax rate for ordinary income.

      Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any capital gain or ordinary income dividends. A portion of the dividends paid by the Fund out of dividends paid by certain corporations located in the U.S. may be eligible for the dividends received deduction allowed to corporations under the Code. Because the Fund invests a large portion of its assets in debt securities and securities of non-U.S. issuers, it is not anticipated that a significant portion, if any, of the dividends paid by the Fund will be eligible for the dividends received deduction. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

      Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s assets at the close of a taxable year consists of stock or securities in non-U.S. corporations, shareholders of the Fund may be able to claim U.S. foreign tax credits with respect to foreign taxes paid by the Fund, subject to certain provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. The Fund expects to be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain limitations, restrictions, and holding period requirements, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund’s election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes. For this purpose, the Fund will allocate foreign taxes and foreign source income among the Class I, Class A, Class B and Class C shareholders.

      Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the United States dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not “regulated futures contracts” and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, the Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder’s Fund shares.

      Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gains dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such shareholder is not otherwise subject to backup withholding.

      Ordinary income dividends paid by the Fund to shareholders who are non-resident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

      No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares for Class A shares. A shareholder’s basis in the Class A shares acquired will be the same as such shareholder’s basis in the Class B shares converted, and the holding period of the acquired Class A shares will include the holding period of the converted Class B shares.

      Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. In the case of an individual, any such capital gain will be treated as short-term capital gain, taxable at the same rates as ordinary income if the shares were held for not more than 12 months and capital gain taxable at the maximum rate of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such loss will be treated as long-term capital loss if such shares were held for more than 12 months. A loss recognized on the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distribution with respect to such shares.

      If a shareholder exercises an exchange privilege within 90 days of acquiring shares of the Fund, then any loss recognized on the exchange will be reduced (or any gain increased) to the extent the sales charge paid to the Fund reduces any sales charge that would have been owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

      Generally, any loss realized on a sale or exchange of shares of the Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

      The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. The Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

Tax Treatment of Options, Futures and Foreign Exchange Transactions

      The Fund may write, purchase or sell options and futures and foreign currency options and futures, and related options on such futures. Options and futures contracts that are “Section 1256 contracts” will be “marked to market” for Federal income tax purposes at the end of each taxable year, i.e., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Unless such contract is a forward foreign exchange contract, or is a non-equity option or a regulated futures contract for a non-U.S. currency for which the Fund elects to have gain or loss treated as ordinary gain or loss under Code Section 988 (as described below), gain or loss from transactions in Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by the Fund may alter the timing and character of dividends to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of changes in price or interest or currency exchange rates with respect to its investments.

      A forward foreign exchange contract that is a Section 1256 contract will be marked to market, as described above. However, the character of gain or loss from such a contract will generally be ordinary under Code Section 988. The Fund may, nonetheless, elect to treat the gain or loss from such contracts as capital. In this case, gain or loss realized in connection with a forward foreign exchange contract that is a Section 1256 contract will be characterized as 60% long-term and 40% short-term capital gain or loss.

      Code Section 1092, which applies to certain “straddles,” may affect the taxation of the Fund’s securities and transactions in options, futures and forward foreign exchange contracts. Under Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options, futures and forward foreign exchange contracts. Similarly, Code Section 1091, which deals with “wash sales,” may cause the Fund to postpone recognition of certain losses for tax purposes; and Code Section 1258, which deals with “conversion transactions,” may apply to recharacterize certain capital gains as ordinary income for tax purposes. Code Section 1259, which deals with “constructive sales” of appreciated financial positions (e.g., stock), may treat the Fund as having recognized income before the time that such income is economically recognized by the Fund.

Special Rules for Certain Foreign Currency Transactions

      Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain rules apply, currencies other than the United States dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not “regulated futures contracts” and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, the Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder’s Fund shares.

      The Treasury Department has authority to issue regulations concerning the recharacterization of principal and interest payments with respect to debt obligations issued in hyperinflationary currencies, which may include the currencies of certain countries in which the Fund intends to invest. No such regulations have been issued.

Other Tax Matters

      The Fund has received a private letter ruling from the Internal Revenue Service (“IRS”) to the effect that, because each Portfolio is classified as a partnership for tax purposes, the Fund will be entitled to look to the underlying assets of the Portfolio in which it has invested for purposes of satisfying various requirements of the Code applicable to RICs. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act and the Trust is unable to obtain a private letter ruling from the IRS or an opinion of counsel indicating that each Portfolio will continue to be classified as a partnership), then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Fund. One possible course of action would be to withdraw the Fund’s investments from the Portfolio and to retain an investment adviser to manage the Fund’s assets in accordance with the investment policies applicable to the Fund. See “Investment Objectives and Policies.”

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

      Dividends and capital gains distributions and gains on the sale or exchange of Fund shares may also be subject to state and local taxes.

      Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.

      Shareholders are urged to consult their own tax advisors regarding specific questions as to Federal, state, local or foreign taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

PERFORMANCE DATA

      From time to time the Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return is based on the Fund’s historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class I, Class A, Class B and Class C shares in accordance with a formula specified by the Commission.

      Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class I and Class A shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period as in the case of Class B and Class C shares. Dividends paid by the Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance and distribution charges and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. The Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data of the Fund.

      The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment of $1,000 or some other amount, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or

48

aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

      Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by (b) the average number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period.

      In order to reflect the reduced sales charges in the case of Class I or Class A shares or the waiver of the CDSC in the case of Class B or Class C shares, applicable to certain investors, as described under “Purchase of Shares” and “Redemption of Shares,” respectively, the total return data quoted by the Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

      On occasion, the Fund may compare its performance to various indices including, the Standard & Poor’s 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, the MSCI Europe, the MSCI World Index, Salomon Smith Barney World Government Bond Index, TSE 1st Section (TOPIX) or other published indices, or to data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc. (“Morningstar”), other competing universes, Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine, Fortune Magazine and CDA Investment Technology, Inc. When comparing its performance to a market index, the Fund may refer to various statistical measures derived from the historical performance of the Fund and the index such as standard deviation and beta. In addition, from time to time, the Fund may include the Fund’s Morningstar risk-adjusted performance rating in advertisements or supplemental sales literature. The Fund may, from time to time, quote in advertisements or other materials other applicable measures of performance, and may also make references to awards that may be given to the Investment Adviser.

      The Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objective. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. The Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments. As with other performance data, performance comparisons should not be considered indicative of the Fund’s relative performance for any future period.

      Set forth below is total return information for Class I, Class A, Class B and Class C shares of the Fund for the periods indicated.

	Class I Shares	Class A Shares	Class B Shares	Class C Shares

	Expressed as	Expressed as	Expressed as	Expressed as
	a percentage	a percentage	a percentage	a percentage
	based on a	based on a	based on a	based on a
	hypothetical	hypothetical	hypothetical	hypothetical
Period	$1,000 investment	$1,000 investment	$1,000 investment	$1,000 investment

Average Annual Total Return
(including maximum applicable sales charges)

Year Ended November 30, 2000	(10.56)%	(10.70)%	(10.13)%	(7.44)%

Inception (April 30, 1999) to November 30, 2000	(2.16)%	(2.37)%	(2.27)%	0.19%

      Total return figures are based on the Fund’s historical performance and are not intended to indicate future performance. The Fund’s total return will vary depending on market conditions, the securities comprising the Fund’s portfolio, the Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

GENERAL INFORMATION

Description of Shares

      The Corporation is a Maryland corporation incorporated on April 24, 1998. On September 8, 2000, the Corporation changed its name from Mercury Asset Management Funds, Inc. to Mercury Funds, Inc. It has an authorized capital of 11,000,000,000 shares of Common Stock, par value $.0001 per share, of which the Fund is authorized to issue 100,000,000 shares of each of Class I, Class A, Class B and Class C.

      Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of directors of the Corporation (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders, except that shareholders of the class bearing distribution expenses as provided above shall have exclusive voting rights with respect to matters relating to such distribution expenditures (except that Class B shareholders may vote on any material changes to expenses charged under the Class A Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the Corporation, in which event the holders of the remaining shares would be unable to elect any person as a director.

      There normally will be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by the shareholders, at which time the directors then in office will call a shareholders’ meeting for the election of directors. Shareholders may, in accordance with the terms of the By-Laws, cause a meeting of shareholders to be held for the purpose of voting on the removal of directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the directors shall continue to hold office and appoint successor directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except for any expenses which may be attributable to only one class. Shares issued are fully-paid and non-assessable by the Corporation or the Fund.

      The Trust is organized as a Delaware Business Trust. Whenever the Fund is requested to vote on any matter relating to the Portfolio or the Trust, the Corporation will hold a meeting of the Fund’s shareholders and will cast its vote as instructed by the Fund’s shareholders or the Fund will vote its interests in the Portfolio or Trust in the same proportion as the vote of all other holders of interest in the Portfolio or Trust.

Independent Auditors

      Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund and the Portfolio.

Accounting Services Provider

      State Street Bank and Trust Company, 500 College Road East, Princeton, NJ 08540 provides certain accounting services for the Fund.

Custodian

      Brown Brothers Harriman & Co., (the “Custodian”), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Fund’s assets. Under its contract with the Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund’s investments.

Transfer Agent

      Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as the Fund’s Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the “Transfer Agency Agreement”).

      The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

Legal Counsel

      Swidler Berlin Shereff Friedman, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174, is counsel for the Fund.

Reports to Shareholders

      The Fund sends to its shareholders at least semi-annually reports showing the Fund’s portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

Additional Information

      The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

      To the knowledge of the Fund, no person or entity owned beneficially 5% or more of a class of the Fund’s shares as of March 1, 2001.

FINANCIAL STATEMENTS

      The Fund’s and Portfolio’s financial statements are incorporated in this Statement of Additional Information by reference to their November 30, 2000 annual report to shareholders. You may request a copy of the annual report at no charge by calling 1-888-763-2260 between 8:00 a.m. and 8:00 p.m. Eastern time on any business day.

APPENDIX A

RATINGS OF FIXED INCOME SECURITIES

Description of Moody’s Investors Services, Inc.’s Corporate Debt Ratings

Aaa	Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A	Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa	Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds that are rated C are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody’s may apply numerical modifiers 1, 2 and 3 in each generic classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Description of Moody’s Commercial Paper Ratings

      The term “commercial paper” as used by Moody’s means promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representations as to whether such commercial paper is by any other definition “commercial paper” or is exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”).

      Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•	Leading market positions in well-established industries

•	High rates of return on funds employed

•	Conservative capitalization structures with moderate reliance on debt and ample asset protection

•	Broad margins in earnings coverage of fixed financial charges and higher internal cash generation

•	Well established access to a range of financial markets and assured sources of alternate liquidity

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternative liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

      If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody’s evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody’s makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

Description of Moody’s Preferred Stock Ratings

      Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

      Preferred stock rating symbols and their definitions are as follows:

aaa	An issue that is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa	An issue that is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a	An issue that is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa	An issue that is rated “baa” is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba	An issue that is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b	An issue that is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue that is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue that is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody’s may apply numerical modifiers 1, 2 and 3 in each rating classification from “aa” through “b” in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

      A Standard & Poor’s corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers or lessees.

      The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

      The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A	Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB	Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

      Debt rated BB, B, CCC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB	Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B	Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC	Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC	The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C	The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI	The rating CI is reserved for income bonds on which no interest is being paid.

D	Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

      Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L	The letter “L” indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

*	Continuance of the rating is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

NR	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

      Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

      Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (“AAA,” “AA,” “A,” “BBB,” commonly known as “investment grade” ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Description of Standard & Poor’s Commercial Paper Ratings

      A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. The four categories are as follows:

A	Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

      The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Description of Standard & Poor’s Preferred Stock Ratings

      A Standard & Poor’s preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

      The preferred stock ratings are based on the following considerations:

I	Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

II	Nature of, and provisions of, the issue.

III	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors’ rights.

AAA	This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA	A preferred stock issue rated “AA” also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated “AAA.”

A	An issue rated “A” is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB	An issue rated “BBB” is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the “A” category.

BB, B, CCC	Preferred stock rated “BB,” “B,” and “CCC” are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. “BB” indicates the lowest degree of speculation and “CCC” the highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC	The rating “CC” is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C	A preferred stock rated “C” is a non-paying issue.

D	A preferred stock rated “D” is a non-paying issue in default on debt instruments.

      NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

      Plus (+) or minus (-): To provide more detailed indications of preferred stock quality, the ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard & Poor’s earnings and dividend rankings for common stocks.

      The ratings are based on current information furnished to Standard & Poor’s by the issuer, and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

Description of Fitch IBCA, Inc.’s (“Fitch”) Investment Grade Bond Ratings

      Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

      Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA	Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA	Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A	Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB	Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Plus (+) or minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

NR	Indicates that Fitch does not rate the specific issue.

Conditional	A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended	A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn	A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch’s discretion, when an issuer fails to furnish proper and timely information.

FitchAlert	Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as “Positive” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

      Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as “Positive” or “Negative.” The absence of a designation indicates a stable outlook.

Description of Fitch Speculative Grade Bond Ratings

      Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (“BB” to “C”) represent Fitch’s assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (“DDD” to “D”) is an assessment of the ultimate recovery value through reorganization or liquidation.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB	Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B	Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC	Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC	Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C	Bonds are in imminent default in payment of interest or principal.

DDD	Bonds are in default on interest and/or principal payments. Such bonds are extremely

DD	speculative and should be valued on the basis of their ultimate recovery value in liquidation

D	or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

      Plus (+) or minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “DDD,” “DD,” or “D” categories.

Description of Fitch Investment Grade Short-Term Ratings

      Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+	Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

F-2	Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” and “F-1” ratings.

F-3	Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S	Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D	Default. Issues assigned this rating are in actual or imminent payment default.

LOC	The symbol “LOC” indicates that the rating is based on a letter of credit issued by a commercial bank.

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CODE # 19055-0301

© Mercury Advisors

PART C.  OTHER INFORMATION

Item 23.  Exhibits

Exhibit
Number		Description

1	—	Third Articles of Amendment and Restatement of Registrant.(3)
2	—	Second Amended and Restated By-Laws of Registrant.(4)
3	—	Instrument Defining Rights of Shareholders. Incorporated by reference to Exhibits 1 and 2 above.
4	—	Not Applicable.
5	—	Amended and Restated Distribution Agreement between Registrant and FAM Distributors, Inc.(6)
6	—	None.
7	—	Custody Agreement between Registrant and Brown Brothers Harriman & Co.(1)
8(a)	—	Administration Agreement between Registrant and Fund Asset Management, L.P.(2)
8(b)	—	Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between Registrant and Financial Data Services, Inc.(1)
8(c)	—	License Agreement relating to Use of Name among Mercury Advisors, Mercury Asset Management Group Ltd. and Registrant.(1)
8(d)	—	Administrative Services Agreement between State Street Bank and Trust Company and the Registrant.(5)
9	—	Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant.(2)
10(a)	—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.(9)
10(b)	—	Consent of Swidler Berlin Shereff Friedman, LLP, counsel for the Registrant.(9)
11	—	None.
12	—	Certificate of Fund Asset Management, L.P.(2)
13(a)	—	Amended and Restated Class A Distribution Plan.(7)
13(b)	—	Amended and Restated Class B Distribution Plan.(8)
13(c)	—	Amended and Restated Class C Distribution Plan.(8)
14(a)	—	Rule 18f-3 Plan.(1)
14(b)	—	Power of Attorney for Officers, Directors and Trustees.(8)
15	—	Not Applicable.
16	—	Code of Ethics.(7)

(1)	Incorporated by reference to identically numbered exhibit (except for exhibit numbers 14(a) and 14(b) which are incorporated by reference to exhibit numbers 15(a) and 15(b), respectively) to Registrant’s initial Registration Statement on Form N-1A (File No. 333-72239).

(2)	Incorporated by reference to identically numbered exhibit (except for exhibit number 14(c) which is incorporated by reference to exhibit number 15(c)) to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (File No. 333-72239).

(3)	Incorporated by reference to identically numbered exhibit to Post-Effective Amendment No. 2 to Mercury International Fund of Mercury Funds, Inc.’s Registration Statement on Form N-1A (File No. 333-56203).

(4)	Incorporated by reference to identically numbered exhibit to Post-Effective Amendment No. 1 to Mercury Select Growth Fund of Mercury Funds, Inc.’s Registration Statement on Form N-1A (File No. 333-32242).

(5)	Incorporated by reference to exhibit number 8(c) to Post-Effective Amendment No. 20 to Merrill Lynch Growth Fund’s Registration Statement on Form N-1A (File No. 33-10794).

(6)	Incorporated by reference to identically numbered exhibit to identically numbered exhibit to Pre-Effective Amendment No. 1 to Mercury Select Growth Fund of Mercury Funds, Inc.’s Registration Statement on Form N-1A (File No. 333-32242).

(7)	Incorporated by reference to identically numbered exhibit to Post-Effective Amendment No. 2 to Mercury International Fund of Mercury Funds, Inc.’s Registration Statement on Form N-1A (File No. 333-56203).

(8)	Incorporated by reference to identically numbered exhibit to Pre-Effective Amendment No. 2 to Mercury Select Growth Fund of Mercury Funds, Inc.’s Registration Statement on Form N-1A (File No. 333-32242).

(9)	Filed herewith.

Item 24.  Persons Controlled By Or Under Common Control With Registrant.

      Mercury Master Trust has sold interests of its series, Mercury Master Global Balanced Portfolio, to the Registrant. Therefore, the Mercury Master Global Balanced Portfolio of Mercury Trust is controlled by the Registrant.

Item 25.  Indemnification.

      Reference is made to Article V of Registrant’s Articles of Incorporation, Article VI of Registrant’s By-Laws and Section 2-418 of the Maryland General Corporation Law.

      Article V of the Registrant’s Articles of Incorporation provides that each acting and former director and officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the Maryland General Corporation Law, subject to the requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”).

      Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a quorum of the directors who are neither “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act nor parties to the proceeding (“non-party independent directors”), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

      Section 2-418 also empowers the Registrant to purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

      In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

      Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

      Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since May 1998 for his, her or its own account or in the capacity of director, officer, partner or trustee.

	Position(s) with	Other Substantial Business,
Name	Investment Adviser	Profession, Vocation or Employment

Peter John Gibbs	Chairman and Chief Executive Officer	Director of Mercury Asset Management Ltd.; Director of Mercury Asset Management International Channel Islands Ltd.; Director and Joint Chairman of Munich London Investment Management Ltd.

Carol Consuelo Brooke	Deputy Chairman	Director of Merrill Lynch (UK) Pension Plan Trustees Limited; Director of Munich London Investment Management Ltd.; Director of Benenden School (Kent) Ltd., Cranbrook Kent, TN17 4AA; Director of Mercury Asset Management Pension Trustee Co. Ltd.

	Position(s) with	Other Substantial Business,
Name	Investment Adviser	Profession, Vocation or Employment

Simon G.B. Miles	Director	None

Debra Anne Searle	Secretary	Secretary of Mercury Asset Management Ltd.; Secretary of Mercury Asset Management Group, Ltd.

John Eric Nelson	Director	None

Steve Warner Golann	Director	None

      Set forth below is a list of the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee. The address of each, unless otherwise stated, is 33 King William Street, London, England EC4R 9AS.

      Ms. Searle also serves as officer of the following companies:

      Forum House Limited; Grosvenor Alternate Partner Limited; Grosvenor General Partner Limited; Grosvenor Ventures Limited; Grosvenor Venture Managers Limited; 33 King William Street, Ltd.; Mercury Asset Management Employee Trust Co. Ltd.; Mercury Asset Management Finance Ltd.; Mercury Asset Management Group Services Ltd; Mercury Asset Management Holdings Ltd.; Mercury Asset Management No. 1 Limited; Mercury Asset Management No. 2 Limited; Mercury Asset Management Pension Trustee Co. Ltd.; Mercury Executor & Trustee Co. Ltd.; Mercury (Finance) Ltd., Mercury Fund Managers Limited; Mercury Financial Services Ltd.; Mercury Investment Management Limited; Mercury Investment Services Ltd.; Mercury Life Assurance Company Ltd.; Mercury Life Limited; Mercury Life Nominees Ltd.; Mercury Private Equity Holdings Ltd.; Mercury Rowan Mullens Ltd.; Munich London Investment Management Ltd.; Mercury Private Equity MUST 3 Limited; Seligman Trust Limited; Third Grosvenor Limited; and Wimco Nominees Ltd.

      The address of each of the following is 25 Ropemaker Place, London, England EC4R 9AS.

      Ms. Searle also serves as officer of the following companies:

      SNC International (Holdings) Limited; SNC Securities Limited; SNCS Limited; Storey Saver Limited; Merrill Lynch Private Capital Limited; Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited; Merrill Lynch, Pierce, Fenner & Smith Limited; Mership Nominees Limited; ML Europe Property Ltd.; ML Invest Holdings Limited; ML Invest Limited; N.Y. Nominees Limited; Paramount Nominees Limited; Prismbond Limited; RNML Limited; S.N.C. Nominees Limited; Sealion Nominees Limited; Smith Bros (Services & Leasing) Limited; Smith Bros Nominees Limited; Smith Bros Participations Limited; Smith Bros PLC; SNC Corporate Finance Limited; SNC Financial Services; McIntosh Services (UK) Limited; Merrill Lynch (UK) Pension Plan Trustees Limited; Merrill Lynch Capital Markets Bank Limited; Merrill Lynch Equities Limited; Merrill Lynch Europe Funding; Merrill Lynch Europe Holdings Limited; Merrill Lynch Europe PLC; Merrill Lynch Financial Services Limited; Merrill Lynch Gilts (Nominees) Limited; Merrill Lynch Gilts Holdings Limited; Merrill Lynch Gilts Investments Limited; Merrill Lynch Gilts Limited; Merrill Lynch Group Holdings Limited; Merrill Lynch International; Merrill Lynch International Bank Limited; Merrill Lynch Investment Services Limited; Merrill Lynch Investments Limited; Merrill Lynch Limited; Merrill Lynch Nominees Limited; Benson Nominees Limited; C.P.W. Limited; Capital Markets; Chetwynd Nominees Limited; Citygate Nominees Limited; and CLO Funding Limited.

      Set forth below is a list of each executive officer and director of FAM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since May 1998 for his, her or its own account or in the capacity of director, officer, partner or trustee.

	Position(s) with	Other Substantial Business,
Name	Investment Adviser	Profession, Vocation or Employment

ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of Merrill Lynch Investment Managers, L.P. (“MLIM”)

Princeton Services	General Partner	General Partner of MLIM

Jeffrey M. Peek	President	President of MLIM; President and Director of Princeton Services; Executive Vice President of ML & Co.; Managing Director and Co-Head of the Investment Banking Division of Merrill Lynch in 1997; Senior Vice President and Director of the Global Securities in Economics Division of Merrill Lynch from 1995 to 1997

Terry K. Glenn	Executive Vice President	Executive Vice President of MLIM; Executive Vice President and Director of Princeton Services; President and Director of FAM Distributors, Inc. (“FAMD”); Director of Financial Data Services, Inc.; President of Princeton Administrators, L.P.

Donald C. Burke	Senior Vice President, Treasurer and Director of Taxation	Senior Vice President and Treasurer of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD; First Vice President of MLIM from 1997 to 1999; Vice President of MLIM from 1990 to 1997

Michael G. Clark	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Treasurer and Director of FAMD; First Vice President of MLIM from 1997 to 1999; Vice President of MLIM from 1996 to 1997

Robert C. Doll, Jr.	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Vincent R. Giordano	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services

Michael J. Hennewinkel	Senior Vice President, Secretary and General Counsel	Senior Vice President and General Counsel of MLIM; Senior Vice President of Princeton Services

	Position(s) with	Other Substantial Business,
Name	Investment Adviser	Profession, Vocation or Employment

Philip L. Kirstein	Senior Vice President and Secretary	Senior Vice President and Secretary of MLIM; Senior Vice President, General Counsel and Director of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M.M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Joseph T. Monagle, Jr.	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services

Gregory D. Upah	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services

      Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the following three paragraphs, and Messrs. Doll, Giordano and Monagle are officers of one or more of such companies.

      FAM acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Master Focus Twenty Trust, Master Internet Strategies Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Mercury Global Holdings, Inc., Mercury Index Funds, Inc., Mercury QA Equity Series, Inc., Mercury QA Strategy Series, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Mid Cap Growth Fund, Inc., Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Inc., Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch World Income Fund, Inc., The Asset Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund II, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund IV, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield

Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., and Senior High Income Portfolio, Inc.

      MLIM acts as investment adviser for the following open-end registered investment companies: Master Global Financial Services Trust, Mercury Global Holdings, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Natural Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Variable Series Funds, Inc., The Asset Program, Inc. and Mercury HW Funds (advised by Hotchkis and Wiley, a division of MLIM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.; MLIM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

      Mercury Advisors, an affiliate of MLIM, acts as the investment adviser for the following open-end registered investment companies: Mercury Master Global Balanced Portfolio of Mercury Master Trust (the “Trust”); Mercury Master Gold and Mining Portfolio of the Trust; Mercury Master International Portfolio of the Trust; Mercury Master Pan-European Growth Portfolio of the Trust; Mercury Master U.S. Large Cap Portfolio of the Trust; Mercury Master U.S. Small Cap Growth Portfolio of the Trust, Mercury Master Select Growth Portfolio of the Trust and Merrill Lynch Large Cap Growth Focus Fund of Mercury V.I. Funds.

      The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLIM, Princeton Services and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and ML & Co. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 27.  Principal Underwriters.

      (a)  FAM Distributors, Inc., (the “Distributor”) acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the last three paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc. The Distributor also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

      (b)  Set forth below is information concerning each director and officer of the Distributor. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

	(2)	(3)
(1)	Positions and Offices	Positions and Offices
Name	With the Distributor	With Registrant

Terry K. Glenn	President and Director	President and Director

Michael G. Clark	Treasurer and Director	None

Thomas J. Verage	Director	None

Robert W. Crook	Senior Vice President	None

Michael J. Brady	Vice President	None

William M. Breen	Vice President	None

Donald C. Burke	Vice President	Vice President and Treasurer

James T. Fatseas	Vice President	None

Debra W. Landsman-Yaros	Vice President	None

Michelle T. Lau	Vice President	None

William Wasel	Vice President	None

Robert Harris	Secretary	None

Item 28.  Location of Accounts and Records.

      All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of:

      (1)  the registrant, Mercury Funds, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536;

      (2)  the transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484;

      (3)  the custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109;

      (4)  the investment adviser, Mercury Advisors, 33 King William Street, London EC4R 9AS, England; and

      (5)  the sub-adviser and administrator, Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Item 29.  Management Services.

      Other than as set forth under the caption “Management of the Fund” in the Prospectus constituting Part A of the Registration Statement and under “Management of the Fund — Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any management related service contract.

Item 30.  Undertakings.

      Not applicable.

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 16th day of March, 2001.

MERCURY GLOBAL BALANCED FUND

OF MERCURY FUNDS, INC.

(Registrant)

By:	/s/DONALD C. BURKE

(Donald C. Burke, Vice President and Treasurer)

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* (Jeffrey M. Peek)	President and Director (Principal Executive Officer)

* (Terry K. Glenn)	Executive Vice President and Director

* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

* (David O. Beim)	Director

* (James T. Flynn)	Director

* (W. Carl Kester)	Director

* (Karen P. Robards)	Director

*By: /s/ DONALD C. BURKE (Donald C. Burke, Attorney-in Fact)		March 16, 2001

*	This amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

SIGNATURES

      Mercury Master Trust has duly caused this Registration Statement of Mercury Global Balanced Fund of Mercury Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and State of New Jersey on the 16th day of March, 2001.

MERCURY MASTER TRUST

By:	/s/DONALD C. BURKE

(Donald C. Burke, Vice President and Treasurer)

      This Registration Statement of Mercury Global Balanced Fund of Mercury Funds, Inc., has been signed below by the following persons in the capacities and on dates indicated.

Signatures	Title	Date

* (Jeffrey M. Peek)	President and Trustee (Principal Executive Officer)

* (Terry K. Glenn)	Executive Vice President and Trustee

* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

* (David O. Beim)	Trustee

* (James T. Flynn)	Trustee

* (W. Carl Kester)	Trustee

* (Karen P. Robards)	Trustee

*By: /s/ DONALD C. BURKE (Donald C. Burke, Attorney-in Fact)		March 16, 2001

*	This amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

INDEX TO EXHIBITS

Exhibit
Number			Description

10	(a)	—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
10	(b)	—	Consent of Swidler Berlin Shereff Friedman, LLP, counsel for the Registrant.